[GRAPHIC:  DROP OF WATER]                    Nations
                                             Prime Fund

                                             Nations
                                             Treasury Fund

                                             Nations
                                             Government Money
                                             Market Fund

                                             Nations
                                             Tax Exempt Fund





                                              SEMIANNUAL REPORT
MONEY MARKET FUNDS                            FOR THE PERIOD ENDED
                                              SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Prime Fund                                            3
                                       Nations Treasury Fund                                         7
                                       Nations Government Money Market Fund                          9
                                       Nations Tax Exempt Fund                                      10
                                     Statements of operations                                       26
                                     Statements of changes in net assets                            28
                                     Statement of cash flows                                        30
                                     Schedules of capital stock activity                            31
                                     Financial highlights                                           34
                                     Notes to financial statements                                  42

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                      (This page intentionally left blank)

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.3%
            ASSET-BACKED -- AUTO LOANS -- 1.5%
$ 20,315    Ford Credit Auto Owner Trust, Series
              2001-D, Class A1,
              3.461%+ 10/17/01++................  $   20,315
  21,276    Honda Auto Receivables Owner Trust,
              Series 2001-2, Class A1, 3.730%+
              10/20/01++........................      21,276
  11,556    Nissan Auto Receivables Owner Trust,
              Series 2001-C, Class A1, 3.445%+
              10/17/01++........................      11,556
  36,437    Onyx Acceptance Auto Trust, Series
              2001-C, Class A1,
              3.660%+ 10/15/01++................      36,436
                                                  ----------
                                                      89,583
                                                  ----------
            ASSET-BACKED -- CREDIT CARD
              RECEIVABLES -- 0.8%
  45,000    Citibank Credit Card Issue Trust,
              Series 2001, Class A3,
              3.522% 10/11/01#..................      44,956
                                                  ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $134,539)...................     134,539
                                                  ----------
            BANK OBLIGATIONS -- 22.4%
            BANK NOTES -- 2.9%
  50,000    Bank One, N.A., Illinois
              6.660% 11/02/01...................      49,998
  50,000    First Union National Bank
              2.694%+ 10/23/01++................      50,008
  65,000    National City Bank
              2.755%+ 10/21/01++................      64,998
                                                  ----------
                                                     165,004
                                                  ----------
            CERTIFICATES OF DEPOSIT --
              DOMESTIC -- 4.3%
 100,000    Comerica Bank, N.A.
              3.028%+ 10/20/01++................      99,998
 100,000    National Westminister Bank USA
              4.130% 06/05/02...................      99,993
  50,000    SouthTrust Bank, N.A. 4.070%
              05/14/02..........................      50,000
                                                  ----------
                                                     249,991
                                                  ----------
            CERTIFICATES OF
              DEPOSIT -- EURO -- 0.4%
  25,000    Halifax plc
              3.450% 02/21/02(++)...............      25,001
                                                  ----------
            CERTIFICATES OF DEPOSIT --
              YANKEE -- 14.8%
  50,000    ABN AMRO Bank (New York) 5.040%
              02/04/02..........................      49,998
            Bayerische Hypotheken und
              Vereinsbank AG, (New York)
  50,000    2.500% 11/05/01.....................      50,000
  20,000    3.630% 08/20/02.....................      19,997
  50,000    Bayerische Landesbank, (New York)
              3.030%+ 10/01/01++................      50,000
  50,000    Canadian Imperial Bank of Commerce,
              (New York)
              3.825% 06/28/02...................      50,094

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Commerzbank AG (New York)
$ 50,000    4.140% 05/21/02.....................  $   50,000
  50,000    4.110% 08/02/02.....................      49,996
  25,000    Credit Agricole, (New York)
              5.080% 02/06/02...................      24,999
  50,000    Dresdner Bank AG, (New York)
              5.220% 02/19/02...................      50,000
  50,000    Kredietbank NV, (New York)
              2.600% 10/22/01...................      50,000
  50,000    National Bank of Canada, (New York)
              4.090% 05/20/02...................      50,003
  50,000    Royal Bank of Canada, (New York)
              6.210% 12/11/01...................      49,996
  60,000    Toronto Dominion Bank, (New York)
              3.840% 06/28/02...................      60,120
            United Bank of Switzerland AG,
              (Stamford Connecticut)
  50,000    2.820% 10/19/01.....................      50,000
 125,000    4.135% 05/31/02.....................     124,989
  25,000    3.638% 09/27/02.....................      24,996
            Westdeutsche Landesbank, (New York)
  25,000    4.080% 07/10/02.....................      24,998
  25,000    3.600% 08/14/02.....................      25,000
                                                  ----------
                                                     855,186
                                                  ----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,295,182).................   1,295,182
                                                  ----------
            CORPORATE OBLIGATIONS -- 65.7%
            COMMERCIAL PAPER -- 40.4%
            Amstel Funding Corporation
  60,857    Discount note 11/09/01#.............      60,597
  50,000    Discount note 11/14/01#.............      49,787
  50,000    Bavaria TRR Corporation
              Discount note 10/22/01#...........      49,925
  35,000    Edison Asset Securitization LLC
              Discount note 10/29/01#...........      34,925
  41,645    Falcon Asset Securitization
              Corporation
              Discount note 10/18/01#...........      41,576
 140,000    Galaxy Funding Inc.
              Discount note 11/08/01#...........     139,631
            General Electric Capital Corporation
  50,000    Discount note 11/19/01..............      49,759
  50,000    Discount note 12/26/01..............      49,557
  35,000    General Electric Capital
              International Funding
              Discount note 12/26/01#...........      34,791
  50,000    GIRO Balanced Funding Corporation
              Discount note 10/12/01#...........      49,947
            Greyhawk Funding LLC
  50,000    Discount note 10/19/01#.............      49,911
 175,000    Discount note 10/22/01#.............     174,744
            Jupiter Securitization Corporation
  45,000    Discount note 10/09/01#.............      44,965
  46,335    Discount note 10/22/01#.............      46,267
            Lone Star Funding LLC
  50,000    Discount note 10/15/01#.............      49,932
  75,262    Discount note 10/18/01#.............      75,154

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Mitsubishi International Corporation
$  7,785    Discount note 11/09/01..............  $    7,755
  40,000    Discount note 11/13/01..............      39,829
            MOAT Funding LLC
 100,000    Discount note 10/09/01#.............      99,917
  50,000    Discount note 11/28/01#.............      49,713
  50,000    Morgan Stanley Dean Witter and
              Company
            3.538%+ 10/02/01++..................      50,000
            Moriarty LLC
  74,700    Discount note 10/18/01#.............      74,574
  34,100    Discount note 11/05/01#.............      33,970
  58,471    Ness LLC
            Discount note 10/22/01#.............      58,348
  45,000    Paradigm Funding LLC
            Discount note 10/15/01#.............      44,939
            Park Avenue Receivables
  84,710    Discount note 10/12/01#.............      84,620
  46,292    Discount note 10/17/01#.............      46,241
  50,000    Discount note 10/25/01#.............      49,917
  50,000    Pennine Funding LLC
            Discount note 10/10/01#.............      49,957
  26,126    Siefunds Corporation
            Discount note 10/12/01#.............      26,105
 100,000    Svenska Handelsbank Inc.
            Discount note 12/19/01..............      99,425
 100,000    Tannehill Capital Company LLC
            Discount note 10/12/01#.............      99,922
            Variable Funding Capital Corporation
 100,000    Discount note 10/23/01#.............      99,786
  50,000    Discount note 11/06/01#.............      49,829
 100,000    Verizon Global Funding
            3.186%+ 12/15/01++..................     100,000
            Victory Receivables Corporation
  46,931    Discount note 10/15/01#.............      46,868
  35,470    Discount note 10/22/01#.............      35,418
  59,493    Discount note 10/25/01#.............      59,350
  26,085    World Omni Vehicle Leasing, Inc.
            Discount note 10/15/01#.............      26,049
                                                  ----------
                                                   2,334,000
                                                  ----------
            CORPORATE BONDS AND NOTES -- 25.3%
  50,000    American Honda Finance Corporation
              3.521%+ 10/13/01++##..............      50,000
  50,000    AT&T Capital Corporation
            3.980%+ 10/23/01++..................      50,035
  20,000    Bank One Corporation
            3.750%+ 10/07/01++..................      20,021
  75,000    Bear, Stearns and Company, Inc.
            3.545%+ 11/30/01++..................      75,000
  12,200    Beneficial Corporation
            3.653%+ 12/04/01++..................      12,212
  40,000    Caterpillar Financial Service
              Corporation
            3.513%+ 12/04/01++..................      40,000
  25,000    CC (USA) Inc.
            3.600% 08/23/02#....................      25,000
            Chase Manhattan Corporation
   4,775    3.805%+ 10/30/01++..................       4,780
   2,000    3.875%+ 10/30/01++..................       2,002

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            CIT Group, Inc.
$  5,000    3.750%+ 11/02/01....................  $    5,001
  38,700    6.500% 06/14/02.....................      39,318
  12,155    Conestoga Wood Specialty
            3.130%+ 10/04/01++##................      12,155
   5,845    Cornell Iron Works Inc.
            3.150%+ 10/04/01++..................       5,845
   5,000    Countrywide Home Loan
            3.916%+ 10/03/01....................       5,000
  50,000    Credit Suisse First Boston, Inc.
            3.624%+ 11/09/01++##................      50,000
   8,425    Erni Components Inc.
            3.150%+ 10/04/01++##................       8,425
  50,000    Federal Home Loan Bank
            4.250% 05/03/02.....................      50,056
  40,000    First Union Corporation
            3.747%+ 10/11/01++..................      40,042
   5,500    Fleetboston Financial Corporation
            3.819%+ 11/01/01++..................       5,507
            Ford Motor Credit Company
   3,000    3.865%+ 10/30/01++..................       3,000
  32,040    3.879%+ 11/01/01++..................      32,046
  11,500    3.613%+ 12/04/01++..................      11,498
  50,000    3.220%+ 12/15/01++..................      50,000
            General Motors Acceptance
              Corporation
  25,000    3.731%+ 10/12/01++..................      25,000
   4,400    3.730%+ 10/22/01....................       4,400
  13,000    3.805%+ 10/29/01++..................      13,001
  17,302    3.830%+ 10/29/01++..................      17,300
   7,000    3.690%+ 11/17/01++..................       6,999
  20,000    3.838%+ 12/04/01....................      20,008
  50,000    3.150%+ 12/19/01....................      50,000
  15,000    6.750% 07/10/02.....................      15,260
            Goldman Sachs Group, Inc.
   7,500    2.814%+ 10/24/01++..................       7,510
  75,000    4.130% 02/04/02(++).................      75,000
  20,000    4.050% 02/28/02(++).................      20,000
   9,000    Hospital Laundry Services
            2.760%+ 10/04/01++..................       9,000
            Household Finance Corporation
  40,000    3.180%+ 10/01/01++..................      40,000
  50,000    3.518%+ 10/16/01++..................      50,000
  19,150    3.739%+ 11/14/01++..................      19,171
   6,000    3.713%+ 11/24/01++..................       6,009
   5,000    3.570%+ 12/07/01....................       5,001
  15,000    2.750%+ 12/27/01++..................      15,012
   5,540    James A. Martin and Donna F. Martin
            3.150%+ 10/04/01++..................       5,540
   5,600    Johnson Research and Development
            3.150%+ 10/04/01++..................       5,600
  50,000    KeyCorp
            3.709%+ 10/24/01....................      50,000
  30,000    Lehman Brothers Holdings Inc.
            2.644%+ 10/22/01++..................      30,000
  85,000    Links Finance LLC
            3.374%+ 10/19/01++##................      85,000
  50,000    Merrill Lynch and Company
            3.364%+ 10/19/01++..................      50,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$100,000    Morgan Stanley Dean Witter and
              Company
            3.548%+ 10/15/01++..................  $   99,999
            National Rural Utilities Cooperative
              Finance Corporation
  18,000    3.789%+ 10/17/01++..................      18,010
  50,000    5.100% 02/05/02.....................      50,000
  25,000    Quebec Province
            7.500% 07/15/02.....................      25,921
  23,195    Resources and Conservation
            3.100%+ 10/04/01++..................      23,195
   6,950    Robb and Stucky Ltd.
            3.150%+ 10/04/01++..................       6,950
   8,490    Suncoast Beverage Sales
            3.130%+ 10/04/01++..................       8,490
   9,000    US Bancorp
            3.474%+ 10/19/01++..................       9,006
                                                  ----------
                                                   1,463,325
                                                  ----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $3,797,325).................   3,797,325
                                                  ----------
            FUNDING AGREEMENTS -- 2.2%
            Anchor National Life Insurance
              Company
  50,000    3.380%+ 10/01/01++(++)..............      50,000
  25,000    3.850%+ 10/01/01++(++)..............      25,000
  50,000    Sun America Life Insurance Company
              of America
              3.880%+ 10/01/01++(++)............      50,000
                                                  ----------
            TOTAL FUNDING AGREEMENTS
              (Cost $125,000)...................     125,000
                                                  ----------
            MUNICIPAL BONDS AND NOTES -- 1.1%
            CALIFORNIA -- 0.2%
  10,930    California Housing Finance Agency
              Revenue, Series 2000D,
              3.050%+ 02/01/23..................      10,930
                                                  ----------
            GEORGIA -- 0.4%
   9,645    McDuffie County, Georgia Development
              Authority IDR, (Advance Stores
              Project) Series 1997, (First Union
              National Bank),
            3.200%+ 11/01/02##..................       9,645
  13,915    Talbot County, Georgia Development
              Authority IDR, (Junction City
              Mining Company Project) Series
              2000, (First Union National Bank
              LOC),
            3.180%+ 03/01/13##..................      13,915
                                                  ----------
                                                      23,560
                                                  ----------
            MISSISSIPPI -- 0.4%
  14,000    Mississippi Business Financing
              Corporation IDR, (Telepex Inc.
              Project) Series 2000, (First Union
              National
              Bank LOC),
            3.100%+ 09/01/15##..................      14,000
   6,395    Mississippi Business Financing
              Corporation Revenue, Series 1997B,
              (First Union National Bank LOC),
            3.200%+ 04/02/22##..................       6,395
                                                  ----------
                                                      20,395
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            NEW JERSEY -- 0.1%
$  8,190    New Jersey Economic Development
              Authority Revenue, Series 1997,
              (First Union National Bank LOC),
            3.180%+ 10/01/15##..................  $    8,190
                                                  ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $63,075)....................      63,075
                                                  ----------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 5.5%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.1%
   3,890    Discount note 10/04/01..............       3,889
                                                  ----------
            FEDERAL HOME LOAN BANK (FHLB) --4.5%
  50,000    2.933%+ 10/20/01++..................      49,983
  50,000    2.645%+ 10/21/01++..................      49,963
 166,398    Discount note 12/19/01..............     165,494
                                                  ----------
                                                     265,440
                                                  ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 0.9%
  50,000    Discount note 10/12/01..............      49,959
                                                  ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $319,288)...................     319,288
                                                  ----------
            REPURCHASE AGREEMENTS -- 0.5%
              (Cost $31,445)....................      31,445
                                                  ----------
  31,445    Agreement with Lehman Brothers Inc.,
              3.430% dated 09/28/01 to be
              repurchased at $31,454 on 10/01/01
              collateralized by: $25,061 British
              Transco Capital Inc. Commercial
              Paper, due 02/13/02; $4,510 Thames
              Asset Global Securitization
              Commercial Paper, due 01/30/02;
              $2,504 FPL Group Capital Inc.
              Commercial Paper, due 11/05/01....      31,445
                                                  ----------

            TOTAL INVESTMENTS
              (Cost $5,765,854*).......   99.7%    5,765,854
                                                  ----------
            OTHER ASSETS AND
              LIABILITIES (NET)........    0.3%
            Cash..............................    $   84,527
            Receivable for Fund shares sold...        17,829
            Interest receivable...............        29,121
            Payable for Fund shares
              redeemed........................       (59,603)
            Investment advisory fee payable...          (811)
            Administration fee payable........          (477)
            Shareholder servicing and
              distribution fees payable.......          (789)
            Distributions payable.............       (11,882)
            Payable for investment securities
              purchased.......................       (42,375)
            Accrued Directors' fees and
              expenses........................          (245)
            Accrued expenses and other
              liabilities.....................          (767)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...........................        14,528
                                                  ----------
            NET ASSETS.................  100.0%   $5,780,382
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income...............    $       (1)
            Accumulated net realized loss on
              investments sold................          (414)
            Paid-in capital...................     5,780,797
                                                  ----------
            NET ASSETS........................    $5,780,382
                                                  ==========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($3,442,545,495 / 3,442,885,182
              shares outstanding).............         $1.00
                                                       -----
                                                       -----
            PRIMARY B SHARES:
            ($8,637,567 / 8,640,971 shares
              outstanding)....................         $1.00
                                                       -----
                                                       -----
            INVESTOR A SHARES:
            ($563,208,421 / 563,290,048 shares
              outstanding)....................         $1.00
                                                       -----
                                                       -----
            INVESTOR B SHARES:
            ($725,008,246 / 725,090,103 shares
              outstanding)....................         $1.00
                                                       -----
                                                       -----
            INVESTOR C SHARES:
            ($3,921,091 / 3,922,897 shares
              outstanding)....................         $1.00
                                                       -----
                                                       -----
            DAILY SHARES:
            ($1,000,089,772 / 1,000,450,016
              shares outstanding).............         $1.00
                                                       -----
                                                       -----
            MARSICO SHARES:
            ($36,971,219 / 36,969,986 shares
              outstanding)....................         $1.00
                                                       -----
                                                       -----

---------------

  *  Aggregate cost for federal tax purposes.
  + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.
 ++ Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.
(++) Restricted Security (Note 5).
  # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 44.4%
            U.S. TREASURY BILLS -- 27.7%
$140,000    Discount note 10/18/01..............  $  139,821
 140,000    Discount note 10/25/01..............     139,740
  70,000    Discount note 11/08/01..............      69,747
  38,000    Discount note 11/29/01..............      37,856
 140,000    Discount note 12/20/01..............     139,247
  60,000    Discount note 02/14/02..............      59,267
  40,000    Discount note 02/21/02..............      39,477
                                                  ----------
                                                     625,155
                                                  ----------
            U.S. TREASURY NOTES -- 16.7%
  25,000    6.250% 10/31/01.....................      25,038
  14,000    7.500% 11/15/01.....................      14,053
  40,000    6.375% 01/31/02.....................      40,388
  40,000    6.625% 03/31/02.....................      40,579
  40,000    6.375% 04/30/02.....................      40,612
  60,000    6.625% 04/30/02.....................      61,048
  30,000    7.500% 05/15/02.....................      30,696
  40,000    6.500% 05/31/02.....................      40,693
  60,000    6.625% 05/31/02.....................      61,025
  20,000    6.250% 07/31/02.....................      20,455
                                                  ----------
                                                     374,587
                                                  ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $999,742)...................     999,742
                                                  ----------
            REPURCHASE AGREEMENTS -- 55.3%
  50,000    Agreement with ABN AMRO Inc., 3.150%
              dated 09/28/01 to be repurchased
              at $51,013 on 10/01/01
              collateralized by: $50,000 U.S.
              Treasury Notes, 7.250% due
              05/15/04..........................      50,000
  80,000    Agreement with Barclays Capital
              Inc., 3.250% dated 09/28/01 to be
              repurchased at $80,022 on 10/01/01
              collateralized by: $80,001 U.S.
              Treasury Bills, due 12/27/01......      80,000
  70,000    Agreement with Bear, Stearns and
              Company, Inc., 3.375% dated
              09/28/01 to be repurchased at
              $70,020 on 10/01/01 collateralized
              by: $58,645 GNMA, 5.500% - 9.500%
              due 05/15/13 - 09/15/31; $12,756
              GNMA II, 4.500% - 8.000% due
              11/20/23 - 07/20/31...............      70,000
  70,000    Agreement with First Union
              Securities, Inc., 3.350% dated
              09/28/01 to be repurchased at
              $70,020 on 10/01/01 collateralized
              by: $66,658 GNMA, 5.500% - 9.500%
              due 09/15/16 - 09/15/31, $3,342
              GNMA II, 6.250% - 8.000% due
              02/20/26 - 09/20/31...............      70,000
  80,000    Agreement with Greenwich Capital
              Markets Inc., 3.250% dated
              09/28/01 to be repurchased at
              $80,022 on 10/01/01 collateralized
              by: $81,604 Treasury Notes,
              5.625% - 6.750% due 11/30/02 -
              05/15/05..........................      80,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$100,000    Agreement with J.P. Morgan
              Securities Inc., 3.350% dated
              09/28/01 to be repurchased at
              $100,029 on 10/01/01
              collateralized by: $102,001 GNMA,
              5.000% - 8.000% due 08/15/14 -
              09/15/31..........................  $  100,000
  80,000    Agreement with Lehman Brothers Inc.,
              3.200% dated 09/28/01 to be
              repurchased at $80,021 on 10/01/01
              collateralized by: $58,587 U.S.
              Treasury Notes, 5.625% - 6.250%
              due 02/28/02 - 05/15/08; $23,000
              U.S. Treasury Strips, TIGR,
              Interest Receipt, due 08/15/20....      80,000
  80,000    Agreement with Morgan Stanley Dean
              Witter and Company, 3.150% dated
              09/28/01 to be repurchased at
              $80,021 on 10/01/01 collateralized
              by: $80,354 U.S. Treasury Strips,
              TIGR, Interest Receipt, due
              02/15/12..........................      80,000
 200,000    Agreement with Salomon Smith Barney
              Inc., 3.250% dated 09/28/01 to be
              repurchased at $200,054 on
              10/01/01 collateralized by:
              $131,148 U.S. Treasury Notes,
              5.375% - 6.875% due
              04/30/03 - 10/15/06; $21,058 U.S.
              Treasury Bonds, 12.000% due
              08/15/03; $48,607 U.S. Treasury
              Bills, due 02/07/02...............     200,000
 250,000    Agreement with Salomon Smith Barney
              Inc., 3.375% dated 09/28/01 to be
              repurchased at $250,070 on
              10/01/01 collateralized by:
              $193,206 GNMA, 6.500% - 9.000% due
              11/15/17 - 12/15/30; $56,794 GNMA
              II, 7.000% - 8.500% due
              05/20/29 - 06/20/31...............     250,000
  84,193    Agreement with UBS Warburg, 3.250%
              dated 09/28/01 to be repurchased
              at $84,216 on 10/01/01
              collateralized by: $85,880 U.S.
              Treasury Bill, due 11/23/01.......      84,193
 100,000    Agreement with Westdeutsche
              Landesbank, Girozentrale, 3.350%
              dated 09/28/01 to be repurchased
              at $100,028 on 10/01/01
              collateralized by: $100,000 GNMA
              II, 6.500% due 07/20/31...........     100,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,244,193).................   1,244,193
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $2,243,935*)........   99.7%  $ 2,243,935
                                                  -----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    0.3%
            Cash...............................   $         2
            Receivable for investment
              securities sold..................     1,352,542
            Receivable for Fund shares sold....         1,992
            Interest receivable................         9,293
            Payable for Fund shares redeemed...        (8,840)
            Investment advisory fee payable....          (283)
            Administration fee payable.........          (167)
            Shareholder servicing and
              distribution fees payable........          (412)
            Distributions payable..............        (3,971)
            Payable for investment securities
              purchased........................    (1,344,061)
            Accrued Directors' fees and
              expenses.........................          (172)
            Accrued expenses and other
              liabilities......................          (193)
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................         5,730
                                                  -----------
            NET ASSETS..................  100.0%  $ 2,249,665
                                                  ===========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $      (152)
            Paid-in capital....................     2,249,817
                                                  -----------
            NET ASSETS.........................   $ 2,249,665
                                                  ===========


                                                     VALUE
-------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($549,245,115 / 549,530,797 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            PRIMARY B SHARES:
            ($10,161,882 / 10,168,275 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR A SHARES:
            ($1,465,110,845 / 1,465,668,017
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            INVESTOR B SHARES:
            ($172,263,793 / 172,373,618 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR C SHARES:
            ($217,817 / 217,868 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            DAILY SHARES:
            ($52,665,576 / 52,756,970 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----

---------------

* Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations Government Money Market Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 99.9%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 7.9%
$  1,128    Discount note 10/01/01................  $  1,128
   5,000    3.424%+ 10/01/01++....................     5,000
      50    6.000% 10/01/01.......................        50
  20,000    Discount note 11/20/01................    19,908
   2,000    Discount note 06/13/02................     1,954
   3,000    3.900% 06/17/02.......................     3,003
                                                    --------
                                                      31,043
                                                    --------
            FEDERAL HOME LOAN BANK (FHLB) -- 86.0%
  17,642    Discount note 10/01/01................    17,642
  30,000    2.980%+ 10/01/01++....................    29,979
  20,000    2.993%+ 10/01/01++....................    19,990
  20,000    3.414%+ 10/01/01++....................    19,999
      70    Discount note 10/05/01................        70
   6,609    Discount note 10/12/01................     6,601
  10,000    3.365%+ 10/13/01++....................     9,991
  10,000    3.318%+ 10/15/01++....................     9,999
  10,000    3.333%+ 10/15/01++....................     9,999
  10,000    3.338%+ 10/15/01++....................     9,999
      25    4.925% 10/16/01.......................        25
   1,199    Discount note 10/17/01................     1,197
   5,000    3.348%+ 10/17/01++....................     5,000
  10,000    2.943%+ 10/20/01++....................     9,999
  10,000    2.466%+ 10/23/01++....................     9,996
  12,000    3.525%+ 10/30/01++....................    11,996
   4,000    Discount note 10/31/01................     3,987
  10,000    Discount note 11/02/01................     9,970
   3,000    Discount note 11/06/01................     2,990
      25    6.000% 11/15/01.......................        25
   2,000    7.125% 11/15/01.......................     2,011
  10,000    3.410%+ 11/16/01++....................     9,995
   4,000    Discount note 11/28/01................     3,976
  21,700    Discount note 11/30/01................    21,580
   5,000    3.375%+ 12/04/01++....................     4,997
   5,738    Discount note 12/05/01................     5,700
   5,000    3.306%+ 12/11/01......................     4,998
  10,000    Discount note 12/19/01................     9,944
   2,000    6.700% 12/19/01.......................     2,007
  15,000    Discount note 12/21/01................    14,919
   5,000    Discount note 01/09/02................     4,953
   2,000    Discount note 01/10/02................     1,986
   3,000    4.875% 01/22/02.......................     3,007
  32,000    6.750% 02/01/02.......................    32,238
     240    Discount note 02/15/02................       237
   5,000    5.125% 02/26/02.......................     5,027
   4,000    5.250% 04/25/02.......................     4,028
   7,000    6.750% 05/01/02.......................     7,125
   5,000    4.000% 05/14/02.......................     4,999
   5,000    4.000% 06/05/02.......................     4,998
     800    6.750% 08/15/02.......................       823
                                                    --------
                                                     339,002
                                                    --------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 6.0%
  24,000    Discount note 01/25/02................    23,816
                                                    --------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $393,861).....................  $393,861
                                                    --------

            TOTAL INVESTMENTS
              (Cost $393,861*)..........   99.9%    393,861
                                                   --------
            OTHER ASSETS AND
              LIABILITIES (NET).........    0.1%
            Receivable for investment securities
              sold..............................   $ 41,533
            Receivable for Fund shares sold.....        845
            Interest receivable.................      1,447
            Payable for Fund shares redeemed....     (9,823)
            Investment advisory fee payable.....        (37)
            Administration fee payable..........        (32)
            Shareholder servicing and
              distribution fees payable.........        (27)
            Distributions payable...............       (933)
            Payable for investment securities
              purchased.........................    (32,554)
            Accrued Trustees' fees and
              expenses..........................        (55)
            Accrued expenses and other
              liabilities.......................        (64)
                                                   --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).............................        300
                                                   --------
            NET ASSETS..................  100.0%   $394,161
                                                   ========
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income.................   $     (1)
            Accumulated net realized gain on
              investments sold..................   $     53
            Paid-in capital.....................    394,109
                                                   --------
            NET ASSETS..........................   $394,161
                                                   ========
            NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE PER
              SHARE
            PRIMARY A SHARES:
            ($290,836,768 / 290,795,636 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----
            PRIMARY B SHARES:
            ($278,953 / 279,210 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----
            INVESTOR A SHARES:
            ($21,449,493 / 21,445,395 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----
            INVESTOR B SHARES:
            ($61,292,979 / 61,287,059 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----
            INVESTOR C SHARES:
            ($489,478 / 489,364 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----
            DAILY SHARES:
            ($19,813,581 / 19,811,026 shares
              outstanding)......................      $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.

++ Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            ALABAMA -- 4.2%
$  8,265    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Hoover Project)
              Series 1996A, (FNMA Collateral
              Agreement),
              2.300% 06/15/26**#................  $    8,265
  10,775    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Huntsville Project)
              Series 1996B, (FNMA Collateral
              Agreement),
              2.300% 06/15/26**#................      10,775
  15,900    Alabama Special Care Facilities
              Financing Authority Hospital
              Revenue, (Montgomery Hospital
              Project) Series 1985, (FGIC
              Insured, FGIC-Securities Purchase,
              Inc. - SBPA),
              2.280% 04/01/15**.................      15,900
   9,155    ASMS Mobile, Alabama Public
              Educational Building Authority
              Revenue, (Alabama High School Math
              and Science Foundation Project)
              Series 1997, (AmSouth Bank of
              Alabama NA LOC),
              2.380% 07/01/22**.................       9,155
  20,360    Birmingham, Alabama Medical Clinic
              Board Revenue, (Medical
              Advancement Foundation Project)
              Series 2000A, (Columbus Bank &
              Trust LOC, First Commercial Bank
              LOC),
              2.900% 09/01/30**.................      20,360
   7,600    Birmingham, Alabama Medical Clinic
              Board Revenue, (University of
              Alabama Health Services Foundation
              Project) Series 2001A, (First
              Commercial Bank LOC, Columbus Bank
              and Trust LOC),
              2.430% 03/01/31**.................       7,600
  17,340    Birmingham, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Baptist Medical Center
              Project) Series 2000 PA-354,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              2.550% 11/01/02**#................      17,340
  23,485    Birmingham, East Alabama Medical
              Center East Special Care
              Facilities Financing Authority
              Revenue, Series 2001 PT-569, (MBIA
              Insured, Merrill Lynch SBPA),
              2.430% 07/01/15**.................      23,485
     560    Homewood, Alabama Industrial
              Development Board Revenue
              Refunding, (Keebler Company
              Project) Series 1993, (Bank of New
              York LOC),
              2.350% 11/01/04**.................         560
                                                  ----------
                                                     113,440
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ARIZONA -- 0.1%
$  3,400    Goodyear, Arizona Industrial
              Development Authority IDR, (Walle
              Corporation Project) Series 1995,
              AMT, (Bank One Kentucky, N.A.
              LOC),
              2.450% 05/01/15**#................  $    3,400
                                                  ----------
            ARKANSAS -- 0.8%
  11,500    Crossett, Arkansas PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (Bank of
              America LOC),
              2.300% 08/01/04**#................      11,500
   6,300    Little Rock, Arkansas Metrocentre
              District Number 1 Improvement
              Revenue, (Little Rock Newspapers,
              Inc. Project) Series 1985, (Bank
              of New York LOC),
              2.700% 12/01/25**#................       6,300
   3,250    Lowell, Arkansas IDR, (Little Rock
              Newspapers, Inc. Project) Series
              1996, AMT, (Bank of New York LOC),
              2.350% 06/01/31**#................       3,250
                                                  ----------
                                                      21,050
                                                  ----------
            CALIFORNIA -- 0.9%
  19,725    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-1, (SLMA Guarantee),
              Mandatory Put 07/01/01,
              2.620% 07/01/02...................      19,725
   5,000    California State, Revenue
              Anticipation Notes, Series 2001,
              3.250% 06/28/02...................       5,037
                                                  ----------
                                                      24,762
                                                  ----------
            COLORADO -- 2.3%
   7,050    Adams County, Colorado Multi-Family
              Housing Revenue, (Hunter's Cove
              Project) Series 1985A, (FHLMC
              Guarantee),
              2.100% 01/15/14**.................       7,050
   6,400    Arapahoe County, Colorado
              Multi-Family Revenue Refunding,
              (Stratford Station Project) Series
              1994, (FNMA Collateral Agreement),
              2.250% 11/01/17**.................       6,400
   3,450    Denver City and County, Colorado
              Airport Revenue, Series 1992F,
              AMT, (Dexia Public Finance Bank
              LOC),
              2.350% 11/15/25**.................       3,450
   4,900    Denver City and County, Colorado
              Airport Revenue, Series 1992G,
              AMT, (Dexia Public Finance Bank
              LOC),
              2.350% 11/15/25**.................       4,900
   4,285    Denver City and County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Regency Park Project)
              Series 1989B, (Commerzbank A.G.
              LOC),
              2.300% 12/15/14**.................       4,285

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COLORADO -- (CONTINUED)
$  5,655    Douglas County, Colorado School
              District Number 1, Douglas and
              Elbert Counties, Series 2001,
              Putable Receipts - 163, (MBIA
              Insured, Morgan Guaranty SBPA),
              2.380% 06/15/09**.................  $    5,655
   5,305    El Paso County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments
              Project) Series 1995, (FHLMC
              Guarantee),
              2.200% 12/01/24**#................       5,305
  10,000    EL Paso County, Colorado School
              District Number 11 Colorado
              Springs TAN, Series 2001, (State
              Aid Witholding),
              3.500% 06/28/02...................      10,073
  16,800    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              2.400% 07/01/10**.................      16,800
                                                  ----------
                                                      63,918
                                                  ----------
            DELAWARE -- 4.3%
  18,300    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              2.450% 08/01/29**.................      18,300
  15,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              2.450% 08/01/29**.................      15,000
  22,000    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985A, (AMBAC
              Insured, Morgan Stanley SBPA),
              2.200% 12/01/15**.................      22,000
  28,495    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985B, (AMBAC
              Insured, Morgan Stanley SBPA),
              2.250% 12/01/15**.................      28,495
  32,405    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985C, (AMBAC
              Insured, Morgan Stanley SBPA),
              2.250% 12/01/15**.................      32,405
                                                  ----------
                                                     116,200
                                                  ----------
            FLORIDA -- 4.6%
   9,000    Alachua County, Florida Health
              Facilities Authorities Revenue,
              (Shands Teaching Hospital Project)
              Series 1996B, (MBIA Insured,
              SunTrust Bank SBPA),
              2.320% 12/01/26**.................       9,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$ 30,700    Broward County, Florida Port
              Facilities Revenue Refunding,
              (Port Everglades Project) Series
              1998, (AMBAC Insured, Bank of Nova
              Scotia SBPA),
              2.350% 09/01/27**.................  $   30,700
   5,800    Dade County, Florida Special
              Revenue, (Youth Fair and
              Exposition Project) Series 1995,
              (SunTrust Bank of Central Florida
              LOC),
              2.350% 08/01/15**.................       5,800
  23,140    Florida Housing Finance Agency
              Multi-Family Housing Revenue,
              (Kings Colony Associates Ltd.
              Project) Series 1988D, (Credit
              Suisse First Boston LOC),
              2.300% 08/01/06**.................      23,140
  17,715    Florida State Board Education
              Lottery Revenue, Series 2000,
              Putable Receipts-222, (FGIC
              Insured, Morgan Guaranty Trust
              SBPA),
              2.350% 07/01/17**#................      17,715
  11,500    Jacksonville, Florida Hospital
              Revenue, (University Medical
              Center Project) Series 1989,
              (Morgan Guaranty Trust LOC),
              2.350% 02/01/19**.................      11,500
   3,645    Manatee County, Florida Housing
              Finance Authority, Multi-Family
              Mortgage Revenue, (Hampton Court
              Project) Series 1989A, (Credit
              Suisse First Boston LOC),
              2.250% 06/01/07**#................       3,645
  11,200    Miami, Florida Health Facilities
              Authority Health Facilities
              Revenue, (Miami Jewish Home and
              Hospital Project) Series 1996,
              (SunTrust Bank Miami LOC),
              2.350% 12/01/16**#................      11,200
  10,000    Orange County, Florida Industrial
              Development Authority IDR, (Bishop
              Moore High School Project) Series
              2000, (SunTrust Bank LOC),
              2.350% 10/01/25**.................      10,000
   2,550    St. Lucie County, Florida IDR
              Refunding, (Florida Convalescent
              Centers Project) Series 1988,
              (Toronto Dominion Bank LOC),
              2.350% 01/01/11**.................       2,550
                                                  ----------
                                                     125,250
                                                  ----------
            GEORGIA -- 9.3%
   5,300    Bibb County, Georgia Development
              Authority Revenue, (First
              Presbyterian Day School Project)
              Series 1999, (SunTrust Bank of
              Georgia LOC),
              2.350% 05/01/19**#................       5,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,450    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant - Plant Vogtle
              Project) Series 1995-3,
              2.750% 09/01/25**.................  $    1,450
   2,000    Burke County, Georgia, Development
              Authority, PCR, (Georgia Power
              Company - Vogtle Project) Series
              1994,
              2.750% 07/01/24**.................       2,000
  10,200    Clayton County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (Southern Regional
              Medical Center Project) Series
              1998B,
              (SunTrust Bank LOC),
              2.350% 08/01/19**#................      10,200
   1,405    Cobb County, Georgia IDR,
              (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of
              Alabama LOC),
              2.700% 05/01/05**.................       1,405
   3,300    Cobb County, Georgia Residential
              Care Facilities Elderly Authority,
              (North Georgia Presbyterian Homes,
              Inc. Project) Series 1993,
              (SunTrust Bank LOC),
              2.350% 08/01/18**#................       3,300
  14,550    Cobb-Marietta, Georgia Coliseum and
              Exhibit Hall Authority Revenue,
              Jr. Lien, Series 1996A, (MBIA
              Insured, SunTrust Bank SBPA),
              2.250% 10/01/26**#................      14,550
   2,625    College Park, Georgia Business and
              Industrial Development Authority
              Revenue Refunding, (College Park
              Association Project) Series 1997,
              (Bank of New York LOC),
              2.250% 06/01/14**#................       2,625
  20,500    Columbus, Georgia Hospital Authority
              Revenue, (St. Francis Hospital
              Inc., Project) Series 2000A,
              (Columbus Bank & Trust LOC),
              2.430% 01/01/31**(++).............      20,500
   2,250    Columbus, Georgia Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank &
              Trust LOC),
              2.600% 02/01/05**.................       2,250
   2,520    Columbus, Georgia Industrial and
              Port Development Commission
              Revenue Refunding, (Parisian, Inc.
              Project) Series 1995, (Columbus
              Bank & Trust LOC),
              2.853% 04/01/07**#................       2,520
   4,280    DeKalb County, Georgia Development
              Authority Industrial Educational
              Revenue, (Catholic School
              Properties, Inc. Project) Series
              1999, (Wachovia Bank, N.A. LOC),
              2.250% 04/01/24**#................       4,280

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  6,415    DeKalb County, Georgia Development
              Authority Revenue, (American
              Cancer Society, Inc. Project)
              Series 1988, (SunTrust Bank LOC),
              2.350% 05/01/13**#................  $    6,415
   2,560    DeKalb County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (DeKalb Medical
              Center, Inc. Project) Series 1994,
              (SunTrust Bank LOC),
              2.350% 09/01/09**#................       2,560
  10,650    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              2.250% 06/15/25**.................      10,650
  15,935    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Wood Terrace
              Apartments Project) Series 1995,
              (FNMA Collateral Agreement),
              2.450% 12/15/15**.................      15,935
   5,430    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Haystack Apartments
              Project) Series 1995, AMT, (GE
              Capital Corporation Guarantee),
              2.450% 12/01/20**#................       5,430
   7,475    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Stone Mill Run
              Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A.
              LOC),
              2.500% 08/01/27**.................       7,475
   5,200    DeKalb County, Georgia Industrial
              Development Authority IDR, (A.G.
              Rhodes Home Inc. Project) Series
              1996, (SunTrust Bank LOC),
              2.350% 03/01/21**#................       5,200
   5,250    DeKalb County, Georgia Industrial
              Development Authority IDR,
              (Radiation Sterilizers Inc.
              Project) Series 1985, (Comerica
              Bank LOC),
              2.650% 03/01/05**#................       5,250
   5,000    Floyd County, Georgia Development
              Authority University and College
              Improvement Revenue, (Berry
              College, Inc. Project) Series
              1999, (Sun Trust Bank LOC),
              2.350% 03/01/24**.................       5,000
  26,900    Fulton County, Georgia Development
              Authority Revenue, (Catholic
              School Properties, Inc. Project)
              Series 1999, (Wachovia Bank, N.A.
              LOC),
              2.250% 04/01/24**#................      26,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$ 12,500    Fulton County, Georgia Development
              Authority Revenue, (Robert W.
              Woodruff Arts Center Project)
              Series 1993, (Wachovia Bank of
              Georgia LOC),
              2.250% 08/01/18**#................  $   12,500
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Spelman
              College Project) Series 1996,
              (SunTrust Bank LOC),
              2.350% 06/01/16**#................       3,000
   1,900    Greene County, Georgia Industrial
              Development Authority IDR,
              (Chipman-Union, Inc. Project)
              Series 1995A, AMT, (First Union
              National Bank LOC),
              2.450% 03/01/05**#................       1,900
   7,500    Gwinnett County, Georgia Industrial
              Development Authority IDR, (United
              Stationers Company Project) Series
              1990, (PNC Bank of Ohio, N.A.
              LOC),
              2.350% 12/31/02**#................       7,500
   7,640    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Franklin
              Walk Apartments Project) Series
              1990, (Wachovia Bank, N.A. LOC),
              2.300% 01/01/32**.................       7,640
  11,225    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Winterset
              Apartments Project) Series 1996P,
              (FNMA Collateral Agreement),
              2.250% 02/01/26**.................      11,225
   1,000    Newton County, Georgia Industrial
              Development Authority IDR, (H.B.
              Fuller Company Project) Series
              1984, (Banc One, N.A. LOC),
              2.600% 12/01/04**.................       1,000
   3,000    Putnam County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant Project) Series
              1997-2,
              2.750% 09/01/29**.................       3,000
   9,400    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              2.350% 01/01/19**.................       9,400
   8,600    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Gardens of Post Village Apartment
              Project) Series 1996, (FNMA
              Collateral Agreement),
              2.300% 06/01/25**#................       8,600

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$ 18,400    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Post Apartment Homes - Post
              Valley, LP Project) Series 1995,
              (FNMA Collateral Agreement),
              2.300% 06/01/25**#................  $   18,400
   2,600    Thomasville, Georgia Payroll
              Development Authority Industrial
              Revenue, (Scruggs Company Project)
              Series 2000, (First Union National
              Bank LOC),
              2.450% 08/01/10**#................       2,600
   5,250    Worth County, Georgia Industrial
              Development Authority Revenue
              Refunding, (Seabrook Enterprises,
              Inc. Project) Series 1996A,
              (Harris Trust and Savings Bank
              LOC),
              2.350% 08/01/23**#................       5,250
                                                  ----------
                                                     253,210
                                                  ----------
            IDAHO -- 0.8%
  21,990    Idaho Housing and Finance
              Association, Series 1998 PT-173,
              AMT, (Commerzbank AG SBPA),
              2.430% 07/01/29**##(++)...........      21,990
                                                  ----------
            ILLINOIS -- 15.4%
   2,100    Chicago, Illinois Airport Special
              Facilities Revenue, (Centerpoint
              O'Hare Project) Series 1997, AMT,
              (First National Bank of Chicago
              LOC),
              2.350% 09/01/32**#................       2,100
  10,000    Chicago, Illinois Midway Airport
              Revenue, Second Lien, Series
              1998B, AMT, (MBIA Insured,
              Commerzbank Liquidity Facility),
              2.800% 01/01/29**.................      10,000
   4,080    Chicago, Illinois O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1994C, (Societe
              Generale LOC),
              2.300% 01/01/18**.................       4,080
  35,000    Chicago, Illinois O'Hare
              International Airport Revenue,
              (General Airport, Second Lien)
              Series 1988A, AMT, (Bayerische
              Landesbank LOC),
              2.230% 01/01/18**.................      35,000
  15,500    Du Page County, Illinois Revenue,
              (Benedictine University Building
              Project) Series 1999, (LaSalle
              Bank, N.A. LOC),
              2.270% 07/01/24**.................      15,500
   1,915    Illinois Development Finance
              Authority IDR Refunding, (St.
              Xavier University Project) Series
              1992, (American National Bank &
              Trust Company LOC),
              2.350% 10/01/12**.................       1,915

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  5,855    Illinois Development Finance
              Authority IDR, (Mason Corporation
              Project) Series 2000A, (American
              National Bank & Trust LOC),
              2.550% 11/01/20**.................  $    5,855
   3,330    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              2.550% 06/01/12**.................       3,330
   7,000    Illinois Development Finance
              Authority Revenue, (American
              Academy of Dermatology Project)
              Series 2001, (American National
              Bank & Trust LOC),
              2.400% 04/01/21**.................       7,000
   5,290    Illinois Development Finance
              Authority Revenue, (Little City
              Foundation Project) Series 1994,
              (LaSalle National Bank LOC),
              2.350% 02/01/19**.................       5,290
  37,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC),
              2.200% 12/01/28**.................      37,300
   8,900    Illinois Educational Facilities
              Authority Revenue, (Arts Club of
              Chicago Project) Series 1996,
              (Northern Trust Company LOC),
              2.200% 01/01/26**.................       8,900
     700    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company
              LOC),
              2.200% 12/01/25**#(++)............         700
   8,000    Illinois Educational Facilities
              Authority Revenue, (Museum of
              Science and Industry Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              2.250% 10/01/26**.................       8,000
  12,669    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1988,
              (Northern Trust Company SBPA),
              2.250% 03/01/28**.................      12,669
  20,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2001,
              3.400% 10/18/01...................      20,000
   1,200    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985B, (Harris
              Trust & Savings Bank LOC),
              2.250% 10/01/15**#................       1,200

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  5,900    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985C, (Harris
              Trust & Savings Bank LOC),
              2.250% 10/01/15**#................  $    5,900
  11,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              2.500% 08/15/15**.................      11,000
   7,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1988,
              2.400% 02/28/02**.................       7,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              2.650% 07/31/02**.................      10,000
  13,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1996,
              2.950% 11/30/01**.................      13,000
   4,100    Illinois Health Facilities Authority
              Revenue, (Gottlieb Health
              Resources, Inc. Project) Series
              1994, (Harris Trust & Savings Bank
              LOC),
              2.200% 11/15/24**.................       4,100
  40,000    Illinois Health Facilities Authority
              Revenue, (Resurrection Healthcare
              Project) Series 1999B, (FSA
              Insured, LaSalle Bank, N.A. SBPA),
              2.300% 05/15/29**.................      40,000
   9,300    Illinois Health Facilities Authority
              Revenue, (Sacramento Development
              Association - Park Plaza Center
              Project) Series 1996, (LaSalle
              National Bank LOC),
              2.200% 09/15/20**.................       9,300
   7,100    Illinois Health Facilities Authority
              Revenue, (The Streeterville
              Corporation Project) Series 1994,
              (First National Bank of Chicago
              LOC),
              2.250% 08/15/24**.................       7,100
  16,000    Illinois Health Facilities Authority
              Revenue, (University of Chicago
              Hospital Project) Series 1994C,
              (MBIA Insured, Comerica Bank
              SBPA),
              2.250% 08/15/26**.................      16,000
   1,600    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Addison 450 LP Project)
              Series 1989, AMT, (American
              National Bank & Trust Company
              LOC),
              2.400% 12/01/09**.................       1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$ 14,000    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Roosevelt University
              Project) Series 1995, (American
              National Bank & Trust Company
              LOC),
              2.350% 04/01/25**.................  $   14,000
   3,920    Illinois State Development Finance
              Authority Revenue, (Chicago
              Academy of Sciences Project)
              Series 1997, (American National
              Bank & Trust Company LOC),
              2.350% 01/01/31**.................       3,920
   7,000    Jackson-Union County, Illinois
              Regional District Port Facilities
              Revenue Refunding, (Enron
              Transportation Services Project)
              Series 1994, (First Union National
              Bank LOC),
              2.350% 04/01/24**.................       7,000
  13,700    Kane County, Illinois Educational
              Facilities Revenue, (Glenwood
              School for Boys Project) Series
              1993, (Harris Trust & Savings Bank
              LOC),
              2.200% 02/01/28**.................      13,700
  23,500    Lisle, Illinois Multi-Family Housing
              Revenue, (Ashley of Lisle Project)
              Series 1987, (FHLMC Guarantee),
              2.300% 12/15/25**#................      23,500
   4,995    Mount Morris, Illinois Revenue,
              (Brethren Home Project) Series
              1997, (LaSalle National Bank LOC),
              2.200% 06/01/27**.................       4,995
   7,200    Mundelein, Illinois IDR Refunding,
              (1200 Town Line Road Project)
              Series 1992, (Northern Trust
              Company LOC),
              2.200% 01/01/06**.................       7,200
   7,000    Oak Forest, Illinois Revenue,
              (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank
              One, N.A. LOC),
              2.250% 07/01/24**.................       7,000
   9,200    Orland Park, Illinois IDR, (Panduit
              Corporation Project) Series 1996,
              AMT, (Wachovia Bank of Georgia
              LOC),
              2.350% 04/01/31**#................       9,200
   3,670    Palos Hills, Illinois Multi-Family
              Housing Revenue, (Green Oaks
              Project) Series 1998, AMT, (FNMA
              Collateral Agreement),
              2.330% 08/01/29**#................       3,670
   7,000    Quincy, Illinois Revenue, (Quincy
              University Project) Series 1997,
              (Allied Irish Bank, plc LOC),
              2.400% 06/01/22**#................       7,000
   4,000    Sauget, Illinois GO, Series 1997,
              (Dexia Credit Communal de Belgique
              LOC),
              2.200% 02/01/16**.................       4,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  1,100    Southwestern Illinois Development
              Authority IDR, (Robinson Steel
              Company, Inc. Project) Series
              1991, AMT, (American National Bank
              & Trust Company LOC),
              2.400% 12/01/06**.................  $    1,100
   3,050    Will-Kankakee, Illinois Regional
              Development Authority IDR,
              (Unimast, Inc. Project) Series
              2000, AMT, (Citibank, N.A. LOC),
              2.400% 06/01/30**.................       3,050
   5,000    Woodford County, Illinois Industrial
              Development Authority IDR,
              (Parsons Company, Inc. Project)
              Series 1998, AMT, (Bank One
              Illinois, N.A. LOC),
              2.550% 03/01/13**#................       5,000
                                                  ----------
                                                     418,174
                                                  ----------
            INDIANA -- 1.6%
     505    Evansville, Indiana IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of New York LOC),
              2.350% 06/01/04**.................         505
  14,900    Indiana State Development Finance
              Authority Economic Development
              Educational Facilities Revenue,
              (Indiana Historical Society
              Project) Series 1997, (Bank One
              Michigan, N.A. LOC),
              2.250% 08/01/31**#................      14,900
   9,215    Indiana State Development Finance
              Authority IDR, (Indiana University
              Foundation Project) Series 1998,
              (National City Bank LOC), 2.400%
              08/01/18**#.......................       9,215
     425    Indiana State Health Facilities
              Financing Authority Capital Access
              Designated Pool Revenue, Series
              1997, (Comerica Bank, N.A. LOC),
              2.250% 01/01/12**.................         425
   4,900    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              2.200% 12/01/08**.................       4,900
   2,800    Indianapolis, Indiana Multi-Family
              Housing Revenue, (El-Beulah
              Retirement Village Project) Series
              1996, (Bank One Michigan LOC),
              2.400% 03/01/21**#................       2,800
   5,020    St. Joseph County, Indiana Economic
              Development Revenue, (Brothers of
              the Holy Cross Project) Series
              1997, (Key Bank, N.A. LOC),
              2.350% 09/01/17**#................       5,020

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  6,600    Terre Haute, Indiana Economic
              Development Revenue, (First
              Financial Corporation Project)
              Series 1985, (First National Bank
              of Chicago LOC),
              2.250% 12/01/15**.................  $    6,600
                                                  ----------
                                                      44,365
                                                  ----------
            IOWA -- 0.2%
   4,700    Iowa Higher Education Loan Authority
              Revenue, Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              2.300% 12/01/15**.................       4,700
   1,900    Iowa State Finance Authority IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Bayerische
              Hypotheken und Vereinsbank LOC),
              2.300% 05/01/26**#................       1,900
                                                  ----------
                                                       6,600
                                                  ----------
            KANSAS -- 2.0%
   4,000    Junction City, Kansas IDR, (Genmar
              Manufacturing Project) Series
              1999, AMT, (Bank of New York LOC),
              2.350% 04/01/19**#................       4,000
   5,400    Kansas Industrial Development
              Finance Authority Revenue, (PQ
              Corporation Project) Series 1988,
              (Bank of New York LOC),
              2.700% 08/01/15**#................       5,400
   9,600    Kansas State Development Finance
              Authority Exempt Facilities
              Revenue, (Seaboard Project) Series
              1995A, AMT, (Bank of New York
              LOC),
              2.350% 12/01/25**#................       9,600
  28,950    Olathe, Kansas Educational
              Facilities Revenue, (Kansas
              Independent College Association
              Project) Series 1989A, (Key Bank,
              N.A. LOC),
              2.200% 07/01/24**.................      28,950
   6,065    Topeka, Kansas, GO, Series 2001B,
              3.250% 08/01/02...................       6,094
                                                  ----------
                                                      54,044
                                                  ----------
            KENTUCKY -- 1.6%
   8,000    Campbellsville-Taylor County,
              Kentucky IDR, (Airguards
              Industrial Inc. Project), AMT,
              (Northern Trust Company LOC),
              2.350% 05/01/31**.................       8,000
   5,000    Carroll County, Kentucky IDR,
              (Kentucky Ladder Company Project)
              Series 1990, AMT, (Bankers Trust
              Company LOC),
              2.600% 09/01/10**.................       5,000
     600    Hopkinsville, Kentucky Industrial
              Building Revenue, (Brazeway, Inc.
              Project) Series 1994, AMT, (Bank
              One Michigan, N.A. LOC),
              2.550% 06/01/04**#................         600

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  3,900    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Public
              Finance Bank LOC),
              2.850% 04/01/24**.................  $    3,900
   2,600    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994B, AMT, (Dexia Public
              Finance Bank LOC),
              2.850% 04/01/24**.................       2,600
   5,635    Louisville and Jefferson County,
              Kentucky Regional Airport
              Authority Airport Systems Revenue
              BAN, Series 1997AA-1, AMT,
              (National City Bank Kentucky LOC),
              2.400% 06/30/02**.................       5,635
   5,250    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-1, (CFC Guarantee),
              2.400% 10/15/14**.................       5,250
   8,250    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-2, (CFC Guarantee),
              2.400% 10/15/14**.................       8,250
   5,700    Middletown, Kentucky Revenue,
              (Christian Academy Louisville
              Project) Series 1997, (Bank One of
              Kentucky, N.A. LOC),
              2.400% 07/01/22**#................       5,700
                                                  ----------
                                                      44,935
                                                  ----------
            LOUISIANA -- 6.0%
  23,300    Jefferson Parish, Louisiana Hospital
              Service District Number 001
              Revenue Refunding, (West Jefferson
              Medical Center Project) Series
              1996, (Dexia Public Finance Bank
              LOC),
              2.400% 01/01/26**.................      23,300
  49,900    Louisiana Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1995, (AMBAC
              Insured, Dexia Public Finance
              Bank, SBPA),
              2.300% 09/01/25**.................      49,900
  25,925    Louisiana Public Facilities
              Authority PCR, (Ciba-Geigy
              Corporation Project) Series 1985,
              (UBS AG LOC),
              2.300% 12/01/04**.................      25,925
  12,000    Louisiana Public Facilities
              Authority Revenue,
              (Inter-Community Health Care
              Project) Series 1999, (Bank of New
              York LOC),
              2.250% 04/01/21**#................      12,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$  7,700    Louisiana Public Facilities
              Authority Revenue, (Kingston
              Village Ltd. Project) Series 1988,
              (FNMA Collateral Agreement),
              2.340% 06/15/31**.................  $    7,700
  31,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Public Finance Bank
              LOC),
              2.300% 09/01/27**.................      31,000
   9,000    South Louisiana Port Commission
              Facilities Port Revenue, (Holnam,
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank, N.A. LOC),
              2.320% 01/01/27**#................       9,000
   4,880    Upper Pontalba, Louisiana Building
              Restoration Corporation Revenue
              Refunding, (Upper Pontalba
              Building Project) Series 1996,
              (Bank One Louisiana, N.A. LOC),
              2.400% 12/01/16**#................       4,880
                                                  ----------
                                                     163,705
                                                  ----------
            MARYLAND -- 1.5%
   9,100    Baltimore County, Maryland Economic
              Development Revenue, (Blue Circle,
              Inc. Project) Series 1992, (Den
              Danske Bank LOC),
              2.300% 12/01/17**.................       9,100
  17,000    Baltimore, Maryland GO, Series
              2001A, (FGIC Insured, Toronto
              Dominion SBPA),
              2.250% 10/01/22**.................      17,000
   3,300    Baltimore, Maryland Port Facilities
              Revenue, (Occidental Petroleum
              Corporation Project) Series 1981,
              (BNP Paribas LOC),
              2.250% 10/14/11**.................       3,300
   2,600    Maryland State Health and Higher
              Educational Facilities Authority
              Lease Revenue, (John Hopkins
              Hospital Project) Series 1997A,
              (Canadian Imperial Bank of
              Commerce LOC),
              2.230% 07/01/27**.................       2,600
   5,455    Maryland State Industrial
              Development Finance Authority
              Economic Development Revenue,
              (General Binding Corporation
              Project) Series 1996, AMT, (Harris
              Trust & Savings Bank LOC),
              2.350% 03/01/26**#................       5,455
   2,300    Maryland State Industrial
              Development Finance Authority
              Revenue, (Rock-Tenn Converting
              Company Project) Series 1994, AMT,
              (SunTrust Bank LOC),
              2.450% 05/01/06**#................       2,300
                                                  ----------
                                                      39,755
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MICHIGAN -- 2.0%
$  7,500    Grand Rapids, Michigan Economic
              Development Corporation IDR
              Refunding, (Baker, Knapp and
              Tubbs, Inc. Project) Series 1992,
              (Wachovia Bank, N.A. LOC),
              2.250% 06/01/12**#................  $    7,500
   2,780    Jackson County, Michigan Economic
              Development Corporation IDR
              Refunding, (Jackson Associates,
              LLC Project) Series 1994, (Bank
              One of Dayton, N.A. LOC),
              2.400% 10/01/14**#................       2,780
  39,000    Michigan State Grant Anticipation
              Notes, Series 2008A, (FSA Insured,
              Dexia Public Finance Bank SBPA),
              2.300% 09/15/08**.................      39,000
   4,800    Michigan State Housing Development
              Authority Housing Revenue, (Shoal
              Creek Project) Series 1985, (Bank
              One Michigan LOC),
              2.350% 10/01/07**.................       4,800
                                                  ----------
                                                      54,080
                                                  ----------
            MINNESOTA -- 0.4%
   5,480    Minneapolis, Minnesota Community
              Development Agency Revenue, (Arena
              Acquisition Project) Series 1995A,
              (US Bank, N.A. LOC),
              2.300% 10/01/24**.................       5,480
   5,000    St. Paul, Minnesota Housing and
              Redevelopment Authority Revenue,
              (Cretin-Derham Hall Project)
              Series 2001, (Allied Irish Bank,
              plc LOC),
              2.300% 02/01/26**.................       5,000
                                                  ----------
                                                      10,480
                                                  ----------
            MISSISSIPPI -- 0.4%
   1,300    Mississippi Business Finance
              Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995,
              AMT, (Rabobank Nederland LOC),
              2.450% 03/01/10**#................       1,300
   1,200    Mississippi Business Finance
              Corporation, (Trilogy
              Communications Project) Series
              1995, AMT, (First Union National
              Bank LOC),
              2.500% 06/01/05**#................       1,200
   9,200    University of Mississippi
              Educational Building Corporation
              Revenue, (Campus Improvements
              Project) Series 2000, (MBIA
              Insured, AmSouth Bank, N.A. SBPA),
              2.380% 10/01/20**.................       9,200
                                                  ----------
                                                      11,700
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- 3.1%
$  5,000    Berkeley, Missouri Industrial
              Development Authority IDR, (Flight
              Safety International, Inc.
              Project) Series 1984, (Wachovia
              Bank, N.A. LOC),
              2.250% 09/01/04**#................  $    5,000
   5,000    Berkeley, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1987, (PNC Bank,
              N.A. LOC),
              2.250% 07/01/08**#................       5,000
   8,095    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding, (Willow
              Creek IV Apartments Project)
              Series 1995, (FNMA Collateral
              Agreement),
              2.250% 09/01/25**.................       8,095
  18,400    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue, (Timberlane
              Village Associates Project) Series
              1986, (UBS AG LOC),
              2.380% 06/01/27**.................      18,400
   4,300    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease
              Pool Project) Series 1999,
              (TransAmerica Life and Annuity
              Guarantee),
              2.350% 12/01/22**.................       4,300
  10,000    Missouri State Health and
              Educational Facilities Authority
              Park Hill School District Revenue,
              (Advance Funding Program Notes
              Project) Series 2000J,
              5.000% 10/01/01...................      10,000
   4,200    Missouri State Health and
              Educational Facilities Authority
              RAN, (Drury University Project)
              Series 2001B,
              3.200% 04/19/02...................       4,212
   4,470    Missouri State Health and
              Educational Facilities Authority
              Wertzville R-IV School District
              Revenue, (Advance Funding Program
              Notes Project) Series 2000L,
              5.000% 10/01/01...................       4,470
   8,960    Platte County, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding,
              (Wexford Place Project) Series
              1996, (Bank One Texas, N.A. LOC),
              2.370% 04/01/28**#................       8,960
   8,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1988, (Wachovia
              Bank, N.A. LOC),
              2.250% 12/01/03**#................       8,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$  5,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1989, (PNC Bank,
              N.A. LOC),
              2.250% 05/01/09**#................  $    5,000
   4,175    St. Louis, Missouri Planned
              Industrial Expansion Authority
              IDR, (Alumax Foils Project) Series
              1992, (PNC Bank, N.A. LOC),
              2.350% 12/01/05**#................       4,175
                                                  ----------
                                                      85,612
                                                  ----------
            NEVADA -- 0.9%
   1,650    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I
              Project) Series 1991, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              2.800% 11/01/21**.................       1,650
  12,050    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              2.800% 11/01/20**.................      12,050
   9,925    Nevada GO, Series 2000 PT-403,
              (Merrill Lynch SBPA),
              2.380% 05/15/13**#................       9,925
                                                  ----------
                                                      23,625
                                                  ----------
            NEW MEXICO -- 0.7%
   3,100    Albuquerque, New Mexico Revenue
              Refunding, (Charter Hospital Inc.
              Project) Series 1992, (Chase
              Manhattan Bank LOC),
              2.250% 03/01/14**#................       3,100
  15,000    New Mexico State, TRAN, Series 2001,
              4.000% 06/28/02...................      15,145
                                                  ----------
                                                      18,245
                                                  ----------
            NEW YORK -- 0.2%
   2,655    Erie County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (DePaul
              Community Facilities, Inc.
              Project) Series 1996, (Key Bank of
              New York, N.A. LOC),
              2.350% 11/01/16**#................       2,655
   4,020    Monroe County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (Hillside
              Childrens Center Project) Series
              1998, (Key Bank, N.A. LOC),
              2.350% 08/01/18**#................       4,020
                                                  ----------
                                                       6,675
                                                  ----------
            NORTH CAROLINA -- 3.9%
  14,300    Henderson County, North Carolina
              Hospital Revenue, (Margaret R
              Pardee Memorial Hospital Project)
              Series 2001, (Branch Banking &
              Trust LOC),
              2.300% 10/01/21**.................      14,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  2,255    Iredell County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sullivan
              Corporation Project) Series 1996,
              AMT, (Bank One Milwaukee, N.A.
              LOC),
              2.550% 01/01/11**#................  $    2,255
   8,800    Lenoir County, North Carolina
              Hospital Revenue, (Lenoir Memorial
              Hospital Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              2.250% 10/01/12**#................       8,800
   9,180    Mecklenburg County, North Carolina
              GO, Series 2000PA-710, (Merrill
              Lynch SBPA),
              2.280% 04/01/10**#................       9,180
   1,700    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sterigenics
              International Project) Series
              1996, AMT, (Comerica Bank, N.A.
              LOC),
              2.400% 03/01/16**#................       1,700
     700    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority, (Virkler Company
              Project) Series 1989, AMT, (First
              Union National Bank LOC),
              2.350% 12/01/04**#................         700
   7,700    New Hanover County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue Refunding,
              (Corning, Inc. Project) Series
              1997, (Wachovia Bank of Georgia,
              N.A. LOC),
              2.250% 05/01/10**#................       7,700
   5,000    North Carolina Capital Facilities
              Financing Agency, Educational
              Facilities Revenue, (Barton
              College Project) Series 2001,
              (Branch Banking & Trust LOC),
              2.300% 02/01/13**.................       5,000
   2,850    North Carolina Medical Care
              Commission Hospital Revenue,
              (Lexington Memorial Hospital
              Project) Series 1997, (Wachovia
              Bank, N.A. LOC),
              2.700% 04/01/10**.................       2,850
   9,000    North Carolina Medical Care
              Commission Retirement Facilities
              Revenue, (Aldersgate Project)
              Series 2001, (Branch Banking &
              Trust LOC),
              2.350% 01/01/31**.................       9,000
  13,000    North Carolina Medical Care
              Community Health Systems Revenue,
              (Catholic Health East Project)
              Series 1998D, (AMBAC Insured,
              SunTrust Bank of Central Florida
              SBPA),
              2.230% 11/15/28**.................      13,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  7,700    North Carolina State Medical Care
              Commission Community Health Care
              Facilities Revenue, (Carolina
              Village Inc. Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              2.250% 10/01/18**#................  $    7,700
   2,900    North Carolina State Port Authority
              Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project)
              Series 2001A, AMT, (Branch Banking
              & Trust LOC),
              2.450% 09/01/22**.................       2,900
   5,100    North Carolina State Port Authority
              Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project)
              Series 2001B, AMT, (Branch Banking
              & Trust LOC),
              2.450% 09/01/22**.................       5,100
   8,500    Robeson County, North Carolina
              Industrial Facilities PCR
              Financing Authority Revenue, (Culp
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              2.350% 06/01/14**#................       8,500
   7,000    University of North Carolina at
              Chapel Hill Revenue, Series 2001C,
              AMT,
              2.150% 12/01/25**.................       7,000
                                                  ----------
                                                     105,685
                                                  ----------
            OHIO -- 1.8%
   2,200    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              2.200% 10/01/05**#................       2,200
   8,000    Montgomery County, Ohio Economic
              Development Revenue, (The Dayton
              Art Institute Project) Series
              1996, (National City Bank LOC),
              2.250% 05/01/26**.................       8,000
  16,775    Muskingum County, Ohio Hospital
              Facilities Revenue Refunding,
              (Genesis Healthcare System
              Project) Series 2000, (National
              City Bank LOC),
              2.350% 12/01/20**.................      16,775
     995    Summit County, Ohio IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of New York LOC),
              2.350% 03/01/05**.................         995
  20,000    Toledo-Lucas County, Ohio Port
              Authority Airport Development
              Revenue, (Flightsafety
              International, Inc. Project)
              Series 1998-1, AMT, (OBH
              Guarantee),
              2.350% 01/01/18**#................      20,000
                                                  ----------
                                                      47,970
                                                  ----------
            OKLAHOMA -- 1.5%
   6,000    Muskogee City and County, Oklahoma
              Port Authority IDR, (Metals USA,
              Inc. Project) Series 1998, AMT,
              (Bank One Texas, N.A. LOC),
              2.550% 05/01/23**#................       6,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
$  4,735    Oklahoma Housing Finance Agency
              Single Family Revenue,
              (Homeownership Loan Program)
              Series 2001PT-1288, AMT, (GNMA
              Collateral, Merrill Lynch SBPA),
              2.430% 09/01/29**#................  $    4,735
   1,900    Oklahoma State Industrial Authority
              Revenue Refunding, (Integris
              Health Obligated Group Project)
              Series 1999B, (MBIA Insured,
              Morgan Guaranty SBPA),
              2.750% 08/15/29**.................       1,900
  27,000    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First
              Union National Bank LOC),
              2.650% 06/01/30**.................      27,000
                                                  ----------
                                                      39,635
                                                  ----------
            OREGON -- 0.3%
   5,000    Oregon State Housing and Community
              Services Department Mortgage
              Revenue, (Single Family Mortgage
              Project) Series 2000M,
              4.400% 11/28/01...................       5,000
   3,900    Washington County, Oregon Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Mill Project)
              Series 1995, AMT, (Bank of Nova
              Scotia LOC),
              2.350% 09/01/25**#................       3,900
                                                  ----------
                                                       8,900
                                                  ----------
            PENNSYLVANIA -- 1.7%
   8,480    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (Dialysis Clinic Inc.
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              2.250% 12/01/19**.................       8,480
   8,400    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (South Hills Health
              System Project) Series 1998, (PNC
              Bank, N.A. LOC), Mandatory Put
              04/01/02,
              3.250% 04/01/08...................       8,400
   8,200    Allegheny County, Pennsylvania IDR,
              (United Jewish Federation Project)
              Series 1995B, (PNC Bank, N.A.
              LOC),
              2.350% 10/01/25**#................       8,200
   5,000    Montgomery County, Pennsylvania
              Industrial Development Authority
              Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              2.350% 09/01/06**#................       5,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  1,000    Pennsylvania Economic Development
              Financing Authority Development
              Revenue, (Pennsylvania Bar
              Institute Project) Series 1996B,
              AMT, (PNC Bank, N.A. LOC),
              2.350% 04/01/15**#................  $    1,000
   2,780    Pennsylvania Housing Financing
              Agency, Series 2001A-22, Merlot
              AMT, (First Union National Bank
              SBPA),
              2.440% 10/01/16**#................       2,780
   5,795    Philadelphia, Pennsylvania
              Redevelopment Authority, (The
              Presbyterian Home Project) Series
              1998, (PNC Bank, N.A. LOC),
              2.350% 07/01/28**#................       5,795
   4,175    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Elizabeth Carbide Die
              Project) Series 1998A, AMT,
              (National City Bank LOC),
              2.550% 02/01/18**#................       4,175
   3,835    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Rhodin Enterprises
              Project) Series 1997, AMT,
              (National City Bank, N.A. LOC),
              2.450% 04/01/17**#................       3,835
                                                  ----------
                                                      47,665
                                                  ----------
            SOUTH CAROLINA -- 4.7%
   6,400    Kershaw County, South Carolina IDR,
              (DeRoyal Textiles, Inc. Project)
              Series 1994, AMT, (SunTrust Bank
              of Nashville LOC),
              2.450% 12/01/07**#................       6,400
  13,250    Lexington County, South Carolina
              School District Number 001 BAN,
              (South Carolina School District
              Enhancement Program) Series 2001,
              8.000% 12/27/01...................      13,437
  15,500    Piedmont Municipal Power Agency
              South Carolina Revenue Refunding,
              Series 1997C, (MBIA Insured,
              Credit Suisse First Boston SBPA),
              2.250% 01/01/19**.................      15,500
   5,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Pine River
              Plastics Inc. Project) Series
              2000, AMT, (Comerica Bank LOC),
              2.450% 03/01/11**.................       5,000
   6,650    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Raynor USA
              Southeast Project) Series 2000,
              AMT, (LaSalle Bank, N.A. LOC),
              2.330% 05/01/20**.................       6,650

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$ 25,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (St. Francis
              Bon Secours Hospital Project)
              Series 2000PT-503, (Merrill Lynch
              Guarantee and SBPA),
              2.550% 11/15/30**(++).............  $   25,000
   7,720    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Thompson
              Steel Company, Inc. Project)
              Series 2000, AMT, (Fleet National
              Bank, N.A. LOC),
              2.350% 06/01/20**.................       7,720
   7,850    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Carolina
              Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              2.300% 02/01/22**.................       7,850
   7,440    South Carolina Jobs Economic
              Development Authority IDR,
              (Abraham Industries LLC Project)
              Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              2.450% 05/01/14**.................       7,440
   3,795    South Carolina Jobs Economic
              Development Authority IDR, (Kravet
              Fabrics, Inc. Project) Series
              1997, AMT, (Bank of New York LOC),
              2.350% 03/01/12**#................       3,795
   6,475    South Carolina Jobs Economic
              Development Authority IDR,
              (Quoizel, Inc. Project) Series
              1996, AMT, (Branch Banking & Trust
              LOC),
              2.450% 05/01/16**.................       6,475
   6,900    South Carolina Jobs Economic
              Development Authority Revenue,
              (Alco-Lite Industries
              LLC - TechnoSteel LLC Project)
              Series 1997, AMT, (Wachovia Bank
              of South Carolina, N.A. LOC),
              2.350% 04/01/12**#................       6,900
  10,600    South Carolina, Housing Finance and
              Development Authority Revenue
              Refunding, (Paces Watch Apartment
              Project) Series 2000, (FNMA
              Collateral Agreement),
              2.250% 08/15/30**.................      10,600
   5,625    University of South Carolina
              Athletic Facilities Revenue, GO
              BAN, Series 2001,
              3.400% 02/22/02...................       5,627
                                                  ----------
                                                     128,394
                                                  ----------
            SOUTH DAKOTA -- 0.4%
  12,090    South Dakota State Housing
              Development Authority, Series
              1998PT-168, AMT, (Banque Nationale
              de Paris SBPA),
              2.430% 05/01/27**##...............      12,090
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TENNESSEE -- 1.5%
$ 14,200    Knox County, Tennessee Health and
              Educational Facilities Board
              Educational Facilities Revenue,
              (Webb School -  Knoxville Project)
              Series 1999, (SunTrust Bank
              Nashville LOC),
              2.350% 03/01/19**#................  $   14,200
   3,720    Knox County, Tennessee Refunding,
              GO, Series 2001,
              4.000% 04/01/02...................       3,732
   1,875    Loudon, Tennessee Water and Sewer
              Revenue Refunding, Series 1996,
              (Wachovia Bank, N.A. LOC),
              2.250% 09/01/06**#................       1,875
   7,740    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Housing and Educational Facilities
              Board Revenue, (Mary Queen of
              Angels Project) Series 2000,
              (SunTrust Bank LOC),
              2.350% 07/01/32**.................       7,740
   4,255    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Industrial Development Board
              Revenue Refunding, (Nashville
              Apartment Properties Project)
              Series 1995-2, (AmSouth Bank, N.A.
              LOC),
              2.350% 09/01/15**#................       4,255
   3,145    Shelby County, Tennessee Health
              Educational and Housing Facilities
              Board Multi-Family Housing
              Revenue, (Flag Manor Project)
              Series 1995, AMT, (FHLB
              Guarantee), 2.370% 01/01/23**#....       3,145
   5,000    Sullivan County, Tennessee
              Industrial Development Board
              Revenue, (Modern Forge Company
              Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              2.350% 07/01/10**#................       5,000
                                                  ----------
                                                      39,947
                                                  ----------
            TEXAS -- 9.5%
  30,530    Alliance Airport Authority Inc.
              Texas Special Facilities Revenue,
              (Federal Express Project) Series
              1999PA-460, AMT, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              2.780% 04/01/21**#................      30,530
     100    Bell County, Texas Health Facilities
              Development Corporation Revenue,
              (Scott and White Memorial Hospital
              Project) Series 2000B-1, (MBIA
              Insured, Morgan Guaranty Trust
              SBPA),
              2.750% 08/15/29**.................         100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$ 10,190    Bexar County, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Villas at Sonteral
              Apartments Project) Series
              1998PT-1041, AMT, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              2.580% 06/01/35**#(++)............  $   10,190
   8,750    Bexar County, Texas Housing
              Financing Authority Multi-Family
              Housing Revenue, (Fountainhead
              Apartments Project) Series 1996,
              (FNMA Collateral Agreement),
              2.250% 09/15/26**.................       8,750
   1,000    Brazos River, Texas Harbor
              Navigation District Revenue,
              (Hoffman - La Roche, Inc. Project)
              Series 1985, (Wachovia Bank, N.A.
              LOC), 2.225% 04/01/02**#..........       1,000
   7,300    Brazos River, Texas PCR Refunding,
              (Texas Utilities Electric Company
              Project) Series 1997B, AMT, (MBIA
              Insured, Bank of New York SBPA),
              2.800% 02/01/32**.................       7,300
   5,900    Chambers County, Texas Industrial
              Development Corporation Revenue,
              (Ecolochem, Inc. Project) Series
              1999, AMT, (Wachovia Bank, N.A.
              LOC),
              2.350% 03/01/14**#................       5,900
   8,185    El Paso, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Viva Apartments
              Project - Oakland Executive Center
              LP) Series 1993, AMT, (GE Capital
              Corporation Guarantee),
              2.450% 09/01/23**#................       8,185
   9,000    Grand Prairie, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Windbridge Grand Prarie
              Project) Series 1993, (GE Capital
              Corporation Guarantee),
              2.300% 06/01/10**#................       9,000
   6,000    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco plc Guarantee),
              2.750% 04/01/28**#................       6,000
   6,000    Gulf Coast, Texas Waste Disposal
              Authority Environment Facilities
              Revenue, (ExxonMobil Project)
              Series 2001A, AMT,
              2.750% 06/01/30**.................       6,000
   1,360    Harris County, Texas Industrial
              Development Corporation IDR,
              (Forged Products, Inc. Project)
              Series 1996, AMT, (Bank One Texas,
              N.A. LOC),
              2.550% 05/01/03**#................       1,360

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  2,500    Harris County, Texas Industrial
              Development Corporation PCR,
              (Exxon Project) Series 1987, AMT,
              2.750% 08/15/27**.................  $    2,500
   2,595    Hillsboro, Texas Industrial
              Development Corporation Revenue,
              (Lamcraft LP Project) Series 1997,
              AMT, (First Commercial Bank LOC),
              2.750% 07/01/13**.................       2,595
  23,915    Mesquite,Texas Independent School
              District GO, Series 2000, (Texas
              Permanent School Fund Guarantee,
              Morgan Guaranty Trust SBPA),
              2.350% 08/15/25**.................      23,915
  11,200    Midlothian, Texas Individual
              Development Corporation
              Environmental Facilities Revenue,
              (Holnam Texas Loop Project) AMT,
              (Bank One, Michigan LOC),
              2.320% 09/01/31**.................      11,200
  18,340    North East Independent School
              District, Texas, Series 2000
              PT-1249, (Texas Permanent School
              Fund Guarantee, Merrill Lynch
              SBPA),
              2.380% 02/01/21**#................      18,340
  15,000    Northside, Texas Independent School
              District GO, Series 2001A, (Texas
              Permanent School Fund Guarantee,
              Dexia Public Finance Bank, N.A.
              SBPA) Mandatory Put 08/01/02,
              3.000% 08/01/31...................      15,049
  10,200    Port Development Corporation of
              Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc.
              Project) Series 1984, (Deutsche
              Bank A.G. LOC),
              2.700% 12/01/04**#................      10,200
   9,375    Sabine River Authority,Texas, (Texas
              Utilities Electric Company
              Project) Series 1995A, AMT,
              (Morgan Guaranty Trust LOC),
              2.800% 04/01/30**.................       9,375
  68,750    Texas State TRAN, GO, Series 2001A,
              3.750% 08/29/02...................      69,586
                                                  ----------
                                                     257,075
                                                  ----------
            UTAH -- 1.4%
  28,750    Emery County, Utah PCR, (PacifiCorp
              Project) Series 1991, (Bank One,
              N.A. LOC),
              2.250% 07/01/15**.................      28,750
   4,600    Intermountain Power Agency, Utah,
              Power Supply Revenue, Series
              1985F, (AMBAC Insured, Landesbank
              Hessen-Thueingen SBPA),
              2.050% 07/01/15...................       4,600
   1,600    Murray City, Utah IDR, (Zevex, Inc.
              Project) Series 1996, AMT, (Bank
              One Arizona, N.A. LOC),
              2.550% 10/01/16**#................       1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            UTAH -- (CONTINUED)
$  3,200    Murray City, Utah Industrial
              Development Authority Revenue,
              (Hunter Douglas Real Property
              Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              2.450% 09/01/14**#................  $    3,200
     900    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey, Inc. Project)
              Series 1987, (HSBC Bank USA LOC),
              2.800% 12/01/11**.................         900
                                                  ----------
                                                      39,050
                                                  ----------
            VIRGINIA -- 2.7%
  12,000    Culpeper, Virginia Industrial
              Development Authority Residential
              Care Facilities Revenue, (Virginia
              Baptist Homes Project) Series
              2000, (First Union National Bank
              LOC),
              2.250% 08/01/30**.................      12,000
   2,000    Fluvanna County, Virginia Industrial
              Development Authority IDR,
              (Edgecomb Metals Company Project)
              Series 1984, (Wells Fargo Bank
              LOC),
              2.300% 12/01/90**#................       2,000
   4,500    Fredericksburg, Virginia Industrial
              Development Authority Multi-Family
              Housing Revenue, (Forest Village
              Apartments Project) Series
              2001A-1, AMT, (SunTrust Bank LOC),
              2.450% 01/01/33**.................       4,500
   3,900    Greensville County, Virginia
              Industrial Development Authority
              Revenue, (Perdue Farms, Inc.
              Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              2.450% 10/01/06**#................       3,900
  13,000    Prince William County, Virginia IDR,
              (Dale Scott Corporation Project)
              Series 2001, AMT, (First Union
              National Bank LOC),
              2.350% 12/01/21**.................      13,000
   2,000    Spotsylvania County, Virginia
              Industrial Development Authority
              IDR, (Carlisle Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              2.350% 06/01/08**#................       2,000
   6,500    Suffolk, Virginia Industrial
              Development Authority, (Wanchese
              Fish Company Inc. Project) Series
              2001, AMT, (Wachovia Bank, N.A.
              LOC),
              2.350% 04/01/26**.................       6,500
   8,500    Virginia State College Building
              Authority Educational Facilities
              Revenue, (University of Richmond
              Project) Series 1996, (Crestar
              Bank SBPA),
              2.250% 11/01/26**.................       8,500

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$ 22,000    Williamsburg, Virginia Industrial
              Development Authority IDR,
              (Colonial Williamsburg Project)
              Series 2000, (First Union National
              Bank LOC),
              2.250% 11/01/35**.................  $   22,000
                                                  ----------
                                                      74,400
                                                  ----------
            WASHINGTON -- 0.5%
   8,545    King County, Washington, Series 2000
              PA-470, (Merrill Lynch SBPA),
              2.380% 06/01/07**#................       8,545
   6,285    Washington State Housing Financing
              Commission Multi-Family Revenue,
              (Monticello Park Project) Series
              2001A, AMT, (US Bank, N.A. LOC),
              2.400% 08/01/26**.................       6,285
                                                  ----------
                                                      14,830
                                                  ----------
            WEST VIRGINIA -- 0.8%
  20,600    West Virginia State Hospital Finance
              Authority Revenue, (St. Mary's
              Hospital Project) Series 1987,
              (Bank One of West Virginia LOC),
              2.370% 10/01/12**#................      20,600
                                                  ----------
            WISCONSIN -- 3.6%
  16,820    Eau Claire, Wisconsin Area School
              District TRAN, Series 2000,
              4.750% 10/19/01...................      16,823
   3,600    Menomonee Falls, Wisconsin
              Industrial Development Authority
              IDR, (Jema, LLC Project) Series
              1994, AMT, (Bank One Milwaukee,
              N.A. LOC),
              2.550% 09/01/14**#................       3,600
   7,290    Milwaukee, Wisconsin IDR, (Goodwill
              Industries Project) Series 1999,
              (Firstar Bank Milwaukee, N.A.
              LOC),
              2.250% 07/01/19**.................       7,290
   4,940    Milwaukee, Wisconsin Redevelopment
              Authority Revenue, (LA CAUSA
              Incorporated Project), Series
              2000, (Firstar Bank N.A. LOC),
              2.250% 12/01/20**.................       4,940
   7,800    Sun Prairie, Wisconsin Area School
              District TRAN, Series 2001,
              3.250% 08/23/02...................       7,844
  50,000    Wisconsin State Operating Notes,
              Series 2001,
              3.750% 06/17/02...................      50,447
   6,700    Wisconsin State, Health and
              Educational Facilities Authority
              Revenue, (Lakeland College
              Project) Series 2000, (Firstar
              Bank, N.A. LOC),
              2.700% 11/01/20**.................       6,700
                                                  ----------
                                                      97,644
                                                  ----------
            WYOMING -- 0.7%
  20,000    Wyoming State Education Fund
              Revenue, TRAN, Series 2001B,
              3.500% 06/27/02...................      20,126
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $2,679,226)...................  $2,679,226
                                                  ----------
          TOTAL INVESTMENTS
             (Cost $2,679,226*)......   98.3%    2,679,226
                                                ----------
          OTHER ASSETS AND
            LIABILITIES (NET)........    1.7%
          Cash..............................    $      223
          Receivable for investment
            securities sold.................        91,135
          Receivable for Fund shares sold...         2,271
          Interest receivable...............         9,213
          Payable for Fund shares
            redeemed........................       (15,480)
          Investment advisory fee payable...          (389)
          Administration fee payable........          (224)
          Shareholder servicing and
            distribution fees payable.......          (112)
          Distributions payable.............        (4,264)
          Payable for investment securities
            purchased.......................       (36,637)
          Accrued Trustees' fees and
            expenses........................          (113)
          Accrued expenses and other
            liabilities.....................          (398)
                                                ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...........................        45,225
                                                ----------
          NET ASSETS.................  100.0%   $2,724,451
                                                ==========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income..........................    $       54
          Accumulated net realized gain on
            investments sold................            47
          Paid-in capital...................     2,724,350
                                                ----------
          NET ASSETS........................    $2,724,451
                                                ==========

                                                  VALUE
----------------------------------------------------------
          NET ASSET VALUE, OFFERING
            AND REDEMPTION PRICE PER
            SHARE
          PRIMARY A SHARES:
          ($2,329,743,626 / 2,330,268,282
            shares outstanding).............         $1.00
                                                     -----
                                                     -----
          PRIMARY B SHARES:
          ($4,491,090 / 4,483,424 shares
            outstanding)....................         $1.00
                                                     -----
                                                     -----
          INVESTOR A SHARES:
          ($68,428,060 / 68,392,193 shares
            outstanding)....................         $1.00
                                                     -----
                                                     -----
          INVESTOR B SHARES:
          ($229,824,953 / 229,684,443 shares
            outstanding)....................         $1.00
                                                     -----
                                                     -----
          INVESTOR C SHARES:
          ($1,229,615 / 1,229,452 shares
            outstanding)....................         $1.00
                                                     -----
                                                     -----
          DAILY SHARES:
          ($90,733,376 / 90,564,322 shares
            outstanding)....................         $1.00
                                                     -----
                                                     -----

---------------

  *  Aggregate cost for federal tax purposes.
 **  Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or
     thirty days.
(++) Restricted Security (Note 5).
  #  Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions
     exempt from registration to qualified institutional buyers.
 ##  Security exempt from registration under Rule 144A of the
     Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
     Nations Tax Exempt Fund had the following industry
     concentrations greater than 10% at September 30, 2001 (as a percentage of net assets):
      HealthCare Revenue                   19.17%
      Education Revenue                    16.90%
      Housing Revenue                      13.63%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)


ABBREVIATIONS:

  AMBAC             American Municipal Bond Assurance
                      Corporation
  AMT               Alternative Minimum Tax
  BAN               Bond Anticipation Note
  CFC               Cooperative Finance Corporation
  FGIC              Financial Guaranty Insurance
                      Corporation
  FHLB              Federal Home Loan Bank
  FHLMC             Federal Home Loan Mortgage Corporation
  FGIC-SPI          Financial Guaranty Insurance Company -
                      Securities Purchased, Inc.
  FNMA              Federal National Mortgage Association
  FSA               Financial Security Assurance
  GNMA              Government National Mortgage
                      Association
  GO                General Obligation
  IDR               Industrial Development Revenue
  LOC               Letter of Credit
  MBIA              Municipal Bond Insurance Association
  MTN               Medium Term Note
  PCR               Pollution Control Revenue
  SBPA              Standby Bond Purchase Agreement
  SLMA              Student Loan Marketing Association
  TRAN              Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2001

                                                                                               GOVERNMENT
                                                            PRIME             TREASURY        MONEY MARKET        TAX EXEMPT
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest............................................    $      130,663     $       38,625    $        8,891     $       40,600
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             6,038              1,908               418              2,708
Administration fee..................................             2,996                947               209              1,354
Transfer agent fees.................................               312                 87                20                133
Custodian fees......................................               178                 66                21                 73
Legal and audit fees................................                62                 43                37                 47
Registration and filing fees........................                55                 39                38                 64
Trustees'/Directors' fees and expenses..............                16                 16                16                 16
Interest expense....................................                 1                 --                --                 --
Printing expense....................................               256                 38                25                 82
Other...............................................                52                 28                 5                 38
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             9,966              3,172               789              4,515
Shareholder servicing and distribution fees:
  Primary B Shares..................................                11                 12               --*                  5
  Investor A Shares.................................             1,034              1,862                34                111
  Investor B Shares.................................             1,307                324               132                418
  Investor C Shares.................................                 5                --*                 1                  1
  Daily Shares......................................             3,562                181                71                323
  Marsico Shares....................................                47                 --                --                 --
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................            15,932              5,551             1,027              5,373
Fees waived by investment advisor, administrator
  and/or distributor................................            (2,362)              (475)             (217)              (665)
Fees reduced by credits allowed by the custodian....                (6)                (2)               (1)                --
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................            13,564              5,074               809              4,708
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................           117,099             33,551             8,082             35,892
                                                        --------------     --------------    --------------     --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.............               126                 17                45                 39
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $      117,225     $       33,568    $        8,127     $       35,931
                                                        ==============     ==============    ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

                      (This page intentionally left blank)

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                               PRIME
                                                                 ---------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/01             YEAR ENDED
                                                                 (UNAUDITED)            3/31/01
                                                                 ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $      117,099       $      346,962
Net realized gain/(loss) on investments.....................               126                  127
                                                                --------------       --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           117,225              347,089
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (72,938)            (205,127)
  Primary B Shares..........................................              (171)              (1,152)
  Investor A Shares.........................................           (10,953)             (35,264)
  Investor B Shares.........................................           (14,152)             (41,998)
  Investor C Shares.........................................               (84)                (359)
  Daily Shares..............................................           (18,086)             (61,596)
  Marsico Shares............................................              (715)              (1,466)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (745,913)           1,117,121
                                                                --------------       --------------
Net increase/(decrease) in net assets.......................          (745,787)           1,117,248
NET ASSETS:
Beginning of period.........................................         6,526,169            5,408,921
                                                                --------------       --------------
End of period...............................................    $    5,780,382       $    6,526,169
                                                                ==============       ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           (1)      $           (1)
                                                                ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                 TAX EXEMPT
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/01         YEAR ENDED        9/30/01         YEAR ENDED        9/30/01         YEAR ENDED
     (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01
-------------------------------------------------------------------------------------------------------
    $       33,551   $      100,340   $        8,082   $       26,584   $       35,892   $       94,478
                17               22               45               68               39                8
    --------------   --------------   --------------   --------------   --------------   --------------
            33,568          100,362            8,127           26,652           35,931           94,486
           (11,143)         (32,043)          (5,969)         (19,181)         (31,163)         (82,095)
              (164)            (667)              (6)             (40)             (47)            (236)
           (18,085)         (50,796)            (341)          (1,097)            (731)          (1,534)
            (3,299)         (11,076)          (1,411)          (4,921)          (2,927)          (7,306)
                (3)              (7)              (9)             (28)              (7)             (11)
              (857)          (5,751)            (347)          (1,317)          (1,016)          (3,296)
                --               --               --               --               --               --
           456,094          (91,002)        (100,525)         107,379          (46,983)         350,013
    --------------   --------------   --------------   --------------   --------------   --------------
           456,111          (90,980)        (100,481)         107,447          (46,943)         350,021
         1,793,554        1,884,534          494,642          387,195        2,771,394        2,421,373
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,249,665   $    1,793,554   $      394,161   $      494,642   $    2,724,451   $    2,771,394
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           (1)  $           --   $           54   $           53
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF CASH FLOWS                                            (UNAUDITED)
For the six months ended September 30, 2001

                                                                             TREASURY
                                                                               (000)
                                                                -----------------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $       32,167
  Payment of operating expenses.............................            (5,438)
  Net increase from reverse repurchase agreements
    outstanding.............................................          (374,262)
  Net sales of short-term investments.......................           (82,792)
                                                                --------------
Cash provided by operating and investing activities.........                         $     (430,325)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................         2,785,016
  Payment on shares redeemed................................        (2,325,588)
  Distributions paid*.......................................           (29,102)
                                                                --------------
Cash used by financing activities...........................                                430,326
                                                                                     --------------
  Increase in cash..........................................                         $            1
  Cash at beginning of period...............................                                      1
                                                                                     --------------
  Cash at end of period.....................................                         $            2
                                                                                     ==============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                         $       33,568
  Increase in investments...................................    $      (76,897)
  Increase in payable for reverse repurchase agreement
    transactions............................................          (374,262)
  Increase in receivable for investments sold...............        (1,352,542)
  Increase in payable for investments purchased.............         1,344,061
  Decrease in interest and dividends receivable.............            (4,366)
  Decrease in accrued expenses and other payables...........               113
                                                                --------------
                                                                                     $     (463,893)
                                                                                     --------------
Cash provided by operating and investing activities.........                         $     (430,325)
                                                                                     ==============

---------------

* Non-cash activities include reinvestment of dividends of $3,514.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                           PRIME                                    TREASURY
                                            SIX MONTHS ENDED                          SIX MONTHS ENDED
                                           SEPTEMBER 30, 2001       YEAR ENDED       SEPTEMBER 30, 2001       YEAR ENDED
                                               (UNAUDITED)        MARCH 31, 2001         (UNAUDITED)        MARCH 31, 2001
                                           --------------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................      $ 1,520,983          $ 5,716,182          $   246,388          $   728,482
  Issued as reinvestment of dividends....              791                2,722                   13                   38
  Redeemed...............................       (2,049,199)          (4,491,085)            (310,279)            (618,919)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $  (527,425)         $ 1,227,819          $   (63,878)         $   109,601
                                               ===========          ===========          ===========          ===========
PRIMARY B SHARES:
  Sold...................................      $    21,067          $   124,434          $    16,819          $    25,434
  Issued as reinvestment of dividends....               --                   --                   --                   --
  Redeemed...............................          (82,442)            (138,151)             (18,906)             (24,682)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (61,375)         $   (13,717)         $    (2,087)         $       752
                                               ===========          ===========          ===========          ===========
INVESTOR A SHARES:
  Sold...................................      $   531,046          $ 3,106,087          $ 2,267,640          $ 2,353,701
  Issued as reinvestment of dividends....           10,738               33,323                  898                3,056
  Redeemed...............................         (617,117)          (3,090,698)          (1,717,702)          (2,487,231)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (75,333)         $    48,712          $   550,836          $  (130,474)
                                               ===========          ===========          ===========          ===========
INVESTOR B SHARES:
  Sold...................................      $ 1,010,341          $ 2,304,482          $   227,321          $   506,323
  Issued as reinvestment of dividends....           11,750               39,764                1,742                6,535
  Redeemed...............................       (1,062,251)          (2,310,093)            (251,700)            (514,293)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (40,160)         $    34,153          $   (22,637)         $    (1,435)
                                               ===========          ===========          ===========          ===========
INVESTOR C SHARES:
  Sold...................................      $         8          $        50          $       102          $        --
  Issued as reinvestment of dividends....               68                  303                    2                    6
  Redeemed...............................             (972)              (4,361)                  --                  (62)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $      (896)         $    (4,008)         $       104          $       (56)
                                               ===========          ===========          ===========          ===========
DAILY SHARES:
  Sold...................................      $   180,915          $   480,842          $    28,737          $    80,952
  Issued as reinvestment of dividends....           18,127               61,504                  860                3,115
  Redeemed...............................         (236,843)            (738,525)             (35,841)            (153,457)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (37,801)         $  (196,179)         $    (6,244)         $   (69,390)
                                               ===========          ===========          ===========          ===========
MARSICO SHARES:
  Sold...................................      $    69,653          $    98,565          $        --          $        --
  Issued as reinvestment of dividends....              611                1,457                   --                   --
  Redeemed...............................          (73,187)             (79,681)                  --                   --
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $    (2,923)         $    20,341          $        --          $        --
                                               ===========          ===========          ===========          ===========
  Total net increase/(decrease)..........      $  (745,913)         $ 1,117,121          $   456,094          $   (91,002)
                                               ===========          ===========          ===========          ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                  GOVERNMENT MONEY MARKET                          TAX EXEMPT
                                            SIX MONTHS ENDED                          SIX MONTHS ENDED
                                           SEPTEMBER 30, 2001       YEAR ENDED       SEPTEMBER 30, 2001       YEAR ENDED
                                               (UNAUDITED)        MARCH 31, 2001         (UNAUDITED)        MARCH 31, 2001
                                           --------------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................       $ 152,144            $ 897,574            $ 819,713           $ 2,255,237
  Issued as reinvestment of dividends....               7                   38                  211                   525
  Redeemed...............................        (222,106)            (807,780)            (873,281)           (1,910,444)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $ (69,955)           $  89,832            $ (53,357)          $   345,318
                                                =========            =========            =========           ===========
PRIMARY B SHARES:
  Sold...................................       $     913            $   5,930            $  12,162           $    21,923
  Issued as reinvestment of dividends....              --                   --                   --                    --
  Redeemed...............................            (888)              (6,259)             (10,791)              (25,637)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $      25            $    (329)           $   1,371           $    (3,714)
                                                =========            =========            =========           ===========
INVESTOR A SHARES:
  Sold...................................       $  24,790            $ 266,336            $  99,335           $   106,395
  Issued as reinvestment of dividends....             335                  767                  718                 1,495
  Redeemed...............................         (26,604)            (260,183)             (83,331)             (100,120)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $  (1,479)           $   6,920            $  16,722           $     7,770
                                                =========            =========            =========           ===========
INVESTOR B SHARES:
  Sold...................................       $ 131,921            $ 397,550            $ 164,046           $   438,753
  Issued as reinvestment of dividends....           1,570                4,536                2,277                 6,703
  Redeemed...............................        (161,551)            (394,087)            (176,424)             (409,684)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $ (28,060)           $   7,999            $ (10,101)          $    35,772
                                                =========            =========            =========           ===========
INVESTOR C SHARES:
  Sold...................................       $       1            $      --            $     942           $         5
  Issued as reinvestment of dividends....               8                   27                    8                    10
  Redeemed...............................              --                   (5)                 (10)                  (51)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $       9            $      22            $     940           $       (36)
                                                =========            =========            =========           ===========
DAILY SHARES:
  Sold...................................       $  11,266            $ 194,300            $  70,288           $   176,860
  Issued as reinvestment of dividends....             345                1,311                1,019                 3,290
  Redeemed...............................         (12,676)            (192,676)             (73,865)             (215,247)
                                                ---------            ---------            ---------           -----------
  Net increase/(decrease)................       $  (1,065)           $   2,935            $  (2,558)          $   (35,097)
                                                =========            =========            =========           ===========
  Total net increase/(decrease)..........       $(100,525)           $ 107,379            $ (46,983)          $   350,013
                                                =========            =========            =========           ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

                      (This page intentionally left blank)

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                OF PERIOD      INCOME/(LOSS)        INCOME
                                                                --------------------------------------------
PRIME
PRIMARY A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0203          $(0.0203)
Year ended 3/31/2001........................................       1.00            0.0621           (0.0621)
Year ended 3/31/2000........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1999........................................       1.00            0.0521           (0.0521)
Year ended 3/31/1998........................................       1.00            0.0547           (0.0547)
Year ended 3/31/1997........................................       1.00            0.0520           (0.0520)
PRIMARY B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0190          $(0.0190)
Year ended 3/31/2001........................................       1.00            0.0596           (0.0596)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
INVESTOR A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0185          $(0.0185)
Year ended 3/31/2001........................................       1.00            0.0586           (0.0586)
Year ended 3/31/2000........................................       1.00            0.0487           (0.0487)
Year ended 3/31/1999........................................       1.00            0.0486           (0.0486)
Year ended 3/31/1998........................................       1.00            0.0512           (0.0512)
Year ended 3/31/1997........................................       1.00            0.0485           (0.0485)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0190          $(0.0190)
Year ended 3/31/2001........................................       1.00            0.0596           (0.0596)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0190          $(0.0190)
Year ended 3/31/2001........................................       1.00            0.0596           (0.0596)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
DAILY SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0178          $(0.0178)
Year ended 3/31/2001........................................       1.00            0.0571           (0.0571)
Year ended 3/31/2000........................................       1.00            0.0472           (0.0472)
Year ended 3/31/1999........................................       1.00            0.0471           (0.0471)
Year ended 3/31/1998........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1997........................................       1.00            0.0470           (0.0470)
MARSICO SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0190          $(0.0190)
Year ended 3/31/2001........................................       1.00            0.0596           (0.0596)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Period ended 3/31/1999*.....................................       1.00            0.0080           (0.0080)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Prime Marsico Shares commenced operations on January 26, 1999.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                           RATIO OF            RATIO OF NET        RATIO OF
  NET ASSET                 NET ASSETS     OPERATING            INVESTMENT         OPERATING
    VALUE                     END OF       EXPENSES          INCOME/(LOSS) TO     EXPENSES TO
     END          TOTAL       PERIOD      TO AVERAGE             AVERAGE            AVERAGE
  OF PERIOD      RETURN++      (000)      NET ASSETS            NET ASSETS        NET ASSETS
-----------------------------------------------------------------------------------------------
    $1.00          2.04%    $3,442,546       0.30%+(a)(b)          4.07%+            0.33%+(a)
     1.00          6.39      3,969,896       0.30(a)               6.19              0.33(a)
     1.00          5.34      2,742,001       0.30(a)               5.21              0.35(a)
     1.00          5.34      3,153,372       0.30(a)               5.21              0.34(a)
     1.00          5.61      2,852,555       0.30                  5.48              0.35
     1.00          5.34      2,533,688       0.30                  5.21              0.35
    $1.00          1.92%    $    8,638       0.55%+(a)(b)          3.82%+            0.58%+(a)
     1.00          6.13         70,012       0.55(a)               5.94              0.58(a)
     1.00          5.08         83,730       0.55(a)               4.96              0.60(a)
     1.00          5.08         81,649       0.55(a)               4.96              0.59(a)
     1.00          5.34          8,132       0.55                  5.23              0.60
     1.00          5.05        184,021       0.55                  4.96              0.60
    $1.00          1.87%    $  563,208       0.65%+(a)(b)          3.72%+            0.68%+(a)
     1.00          6.02        638,529       0.65(a)               5.84              0.68(a)
     1.00          4.98        589,804       0.65(a)               4.86              0.70(a)
     1.00          4.91        695,703       0.65(a)               4.86              0.69(a)
     1.00          5.24      1,706,692       0.65                  5.13              0.70
     1.00          4.96      1,157,724       0.65                  4.86              0.70
    $1.00          1.92%    $  725,008       0.55%+(a)(b)          3.82%+            0.68%+(a)
     1.00          6.13        765,152       0.55(a)               5.94              0.68(a)
     1.00          5.08        730,984       0.55(a)               4.96              0.70(a)
     1.00          5.02        738,673       0.55(a)               4.96              0.69(a)
     1.00          5.34        844,367       0.55                  5.23              0.60
     1.00          5.05        381,015       0.55                  4.96              0.60
    $1.00          1.92%    $    3,921       0.55%+(a)(b)          3.82%+            0.58%+(a)
     1.00          6.13          4,817       0.55(a)               5.94              0.58(a)
     1.00          5.08          8,824       0.55(a)               4.96              0.60(a)
     1.00          5.02         11,037       0.55(a)               4.96              0.59(a)
     1.00          5.34         96,149       0.55                  5.23              0.60
     1.00          5.05         93,678       0.55                  4.96              0.60
    $1.00          1.79%    $1,000,090       0.80%+(a)(b)          3.57%+            1.03%+(a)
     1.00          5.86      1,037,869       0.80(a)               5.69              1.03(a)
     1.00          4.82      1,234,026       0.80(a)               4.71              1.05(a)
     1.00          4.75      2,718,028       0.80(a)               4.71              1.04(a)
     1.00          5.08         92,974       0.80                  4.98              0.85
     1.00          4.80          9,010       0.80                  4.71              0.85
    $1.00          1.92%    $   36,971       0.55%+(a)(b)          3.82%+            0.58%+(a)
     1.00          6.13         39,894       0.55(a)               5.94              0.58(a)
     1.00          5.08         19,552       0.55(a)               4.96              0.60(a)
     1.00          0.80         17,970       0.55+(a)              4.96+             0.59+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                OF PERIOD      INCOME/(LOSS)        INCOME
                                                                --------------------------------------------
TREASURY
PRIMARY A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0191          $(0.0191)
Year ended 3/31/2001........................................       1.00            0.0593           (0.0593)
Year ended 3/31/2000........................................       1.00            0.0493           (0.0493)
Year ended 3/31/1999........................................       1.00            0.0499           (0.0499)
Year ended 3/31/1998........................................       1.00            0.0531           (0.0531)
Year ended 3/31/1997........................................       1.00            0.0509           (0.0509)
PRIMARY B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0178          $(0.0178)
Year ended 3/31/2001........................................       1.00            0.0568           (0.0568)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
INVESTOR A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0173          $(0.0173)
Year ended 3/31/2001........................................       1.00            0.0558           (0.0558)
Year ended 3/31/2000........................................       1.00            0.0458           (0.0458)
Year ended 3/31/1999........................................       1.00            0.0464           (0.0464)
Year ended 3/31/1998........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1997........................................       1.00            0.0474           (0.0474)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0178          $(0.0178)
Year ended 3/31/2001........................................       1.00            0.0568           (0.0568)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0178          $(0.0178)
Year ended 3/31/2001........................................       1.00            0.0568           (0.0568)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
DAILY SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00           $0.0166          $(0.0166)
Year ended 3/31/2001........................................       1.00            0.0542           (0.0542)
Year ended 3/31/2000........................................       1.00            0.0443           (0.0443)
Year ended 3/31/1999........................................       1.00            0.0449           (0.0449)
Year ended 3/31/1998........................................       1.00            0.0481           (0.0481)
Year ended 3/31/1997........................................       1.00            0.0455           (0.0455)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                             WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                             ---------------
                                             RATIO OF       RATIO OF NET        RATIO OF
  NET ASSET                                  OPERATING       INVESTMENT         OPERATING
    VALUE                    NET ASSETS      EXPENSES     INCOME/(LOSS) TO     EXPENSES TO
     END          TOTAL     END OF PERIOD   TO AVERAGE        AVERAGE            AVERAGE
  OF PERIOD      RETURN++       (000)       NET ASSETS       NET ASSETS        NET ASSETS
--------------------------------------------------------------------------------------------
    $1.00          1.92%     $  549,245        0.30%+(a)        3.82%+            0.34%+(a)
     1.00          6.09         613,119        0.30(a)          5.91              0.33(a)
     1.00          5.04         503,511        0.30(a)          4.90              0.35(a)
     1.00          5.10         766,456        0.30(a)          5.01              0.35(a)
     1.00          5.43         615,185        0.30             5.31              0.35
     1.00          5.22       1,345,585        0.30             5.09              0.35
    $1.00          1.80%     $   10,162        0.55%+(a)        3.57%+            0.59%+(a)
     1.00          5.83          12,249        0.55(a)          5.66              0.58(a)
     1.00          4.78          11,496        0.55(a)          4.65              0.60(a)
     1.00          4.84          20,315        0.55(a)          4.76              0.60(a)
     1.00          5.18          11,764        0.55             5.06              0.60
     1.00          4.96          55,170        0.55             4.84              0.60
    $1.00          1.74%     $1,465,111        0.65%+(a)        3.47%+            0.69%+(a)
     1.00          5.72         914,264        0.65(a)          5.66              0.68(a)
     1.00          4.68       1,044,726        0.65(a)          4.55              0.70(a)
     1.00          4.74       1,176,233        0.65(a)          4.66              0.70(a)
     1.00          5.06       1,361,214        0.65             4.96              0.70
     1.00          4.85         719,199        0.65             4.74              0.70
    $1.00          1.80%     $  172,264        0.55%+(a)        3.57%+            0.69%+(a)
     1.00          5.83         194,898        0.55(a)          5.66              0.68(a)
     1.00          4.78         196,332        0.55(a)          4.65              0.70(a)
     1.00          4.84         261,840        0.55(a)          4.76              0.70(a)
     1.00          5.18         546,833        0.55             5.06              0.60
     1.00          4.96         973,297        0.55             4.84              0.60
    $1.00          1.80%     $      218        0.55%+(a)        3.57%+            0.59%+(a)
     1.00          5.83             114        0.55(a)          5.66              0.58(a)
     1.00          4.78             170        0.55(a)          4.65              0.60(a)
     1.00          4.84             175        0.55(a)          4.76              0.60(a)
     1.00          5.18           8,295        0.55             5.06              0.60
     1.00          4.96          13,868        0.55             4.84              0.60
    $1.00          1.67%     $   52,665        0.80%+(a)        3.32%+            1.04%+(a)
     1.00          5.56          58,910        0.80(a)          5.41              1.03(a)
     1.00          4.52         128,299        0.80(a)          4.40              1.05(a)
     1.00          4.58         219,592        0.80(a)          4.51              1.05(a)
     1.00          4.92         178,284        0.80             4.81              0.85
     1.00          4.66          16,323        0.80             4.59              0.85

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                OF PERIOD    INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0196        $(0.0196)
Year ended 3/31/2001........................................       1.00          0.0610         (0.0610)
Year ended 3/31/2000........................................       1.00          0.0501         (0.0501)
Year ended 3/31/1999........................................       1.00          0.0497         (0.0497)
Year ended 3/31/1998........................................       1.00          0.0524         (0.0524)
Year ended 3/31/1997........................................       1.00          0.0503         (0.0503)
PRIMARY B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0184        $(0.0184)
Year ended 3/31/2001........................................       1.00          0.0585         (0.0585)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
INVESTOR A SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0179        $(0.0179)
Year ended 3/31/2001........................................       1.00          0.0575         (0.0575)
Year ended 3/31/2000........................................       1.00          0.0465         (0.0465)
Year ended 3/31/1999........................................       1.00          0.0462         (0.0462)
Year ended 3/31/1998........................................       1.00          0.0489         (0.0489)
Year ended 3/31/1997........................................       1.00          0.0468         (0.0468)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0184        $(0.0184)
Year ended 3/31/2001........................................       1.00          0.0585         (0.0585)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0184        $(0.0184)
Year ended 3/31/2001........................................       1.00          0.0585         (0.0585)
Year ended 3/31/2000........................................       1.00          0.0476         (0.0476)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
DAILY SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0171        $(0.0171)
Year ended 3/31/2001........................................       1.00          0.0560         (0.0560)
Year ended 3/31/2000........................................       1.00          0.0450         (0.0450)
Year ended 3/31/1999........................................       1.00          0.0447         (0.0447)
Year ended 3/31/1998........................................       1.00          0.0474         (0.0474)
Year ended 3/31/1997........................................       1.00          0.0453         (0.0453)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
                                            OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                 NET ASSETS     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL     END OF PERIOD   AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------
    $1.00         1.98%      $290,837         0.30%+(a)        3.95%+            0.38%+(a)
     1.00         6.27        360,758         0.30(a)          6.09              0.36(a)
     1.00         5.12        270,879         0.30(a)          5.06              0.44(a)
     1.00         5.08        275,677         0.30(a)          4.97              0.58(a)
     1.00         5.39        217,506         0.30             5.25              0.59
     1.00         5.18        299,395         0.30             5.03              0.57
    $1.00         1.85%      $    279         0.55%+(a)        3.70%+            0.63%+(a)
     1.00         6.00            255         0.55(a)          5.84              0.61(a)
     1.00         4.86            583         0.55(a)          4.81              0.69(a)
     1.00         4.82          1,298         0.55(a)          4.72              0.83(a)
     1.00         5.12          1,812         0.55             5.00              0.84
     1.00         4.93         19,450         0.55             4.78              0.82
    $1.00         1.80%      $ 21,449         0.65%+(a)        3.60%+            0.73%+(a)
     1.00         5.90         22,925         0.65(a)          5.74              0.71(a)
     1.00         4.75         16,002         0.65(a)          4.71              0.79(a)
     1.00         4.72         13,924         0.65(a)          4.62              0.93(a)
     1.00         5.01         23,806         0.65             4.90              0.94
     1.00         4.80         18,717         0.65             4.68              0.92
    $1.00         1.85%      $ 61,293         0.55%+(a)        3.70%+            0.73%+(a)
     1.00         6.00         89,347         0.55(a)          5.84              0.71(a)
     1.00         4.86         81,334         0.55(a)          4.81              0.79(a)
     1.00         4.82         82,080         0.55(a)          4.72              0.93(a)
     1.00         5.12         77,060         0.55             5.00              0.84
     1.00         4.93         27,750         0.55             4.78              0.82
    $1.00         1.85%      $    489         0.55%+(a)        3.70%+            0.63%+(a)
     1.00         6.00            480         0.55(a)          5.84              0.61(a)
     1.00         4.86            458         0.55(a)          4.81              0.69(a)
     1.00         4.82             42         0.55(a)          4.72              0.83(a)
     1.00         5.12          3,369         0.55             5.00              0.84
     1.00         4.93          2,142         0.55             4.78              0.82
    $1.00         1.72%      $ 19,814         0.80%+(a)        3.45%+            1.08%+(a)
     1.00         5.74         20,877         0.80(a)          5.59              1.06(a)
     1.00         4.60         17,939         0.80(a)          4.56              1.14(a)
     1.00         4.56         43,430         0.80(a)          4.47              1.28(a)
     1.00         4.85          6,567         0.80             4.75              1.09
     1.00         4.63          7,860         0.80             4.53              1.07

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                OF PERIOD    INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Six months ended 9/30/2001(unaudited).......................      $1.00         $0.0136        $(0.0136)
Year ended 3/31/2001........................................       1.00          0.0383         (0.0383)
Year ended 3/31/2000........................................       1.00          0.0321         (0.0321)
Year ended 3/31/1999........................................       1.00          0.0312         (0.0312)
Year ended 3/31/1998........................................       1.00          0.0345         (0.0345)
Year ended 3/31/1997........................................       1.00          0.0324         (0.0324)
PRIMARY B SHARES
Six months ended 9/30/2001(unaudited).......................      $1.00         $0.0123        $(0.0123)
Year ended 3/31/2001........................................       1.00          0.0358         (0.0358)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0320         (0.0320)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
INVESTOR A SHARES
Six months ended 9/30/2001(unaudited).......................      $1.00         $0.0118        $(0.0118)
Year ended 3/31/2001........................................       1.00          0.0348         (0.0348)
Year ended 3/31/2000........................................       1.00          0.0286         (0.0286)
Year ended 3/31/1999........................................       1.00          0.0278         (0.0278)
Year ended 3/31/1998........................................       1.00          0.0316         (0.0316)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0123        $(0.0123)
Year ended 3/31/2001........................................       1.00          0.0358         (0.0358)
Year ended 3/31/2000........................................       1.00          0.0298         (0.0298)
Year ended 3/31/1999........................................       1.00          0.0293         (0.0293)
Year ended 3/31/1998........................................       1.00          0.0325         (0.0325)
Year ended 3/31/1997........................................       1.00          0.0307         (0.0307)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0123        $(0.0123)
Year ended 3/31/2001........................................       1.00          0.0358         (0.0358)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0323         (0.0323)
Year ended 3/31/1997........................................       1.00          0.0311         (0.0311)
DAILY SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00         $0.0111        $(0.0111)
Year ended 3/31/2001........................................       1.00          0.0333         (0.0333)
Year ended 3/31/2000........................................       1.00          0.0271         (0.0271)
Year ended 3/31/1999........................................       1.00          0.0263         (0.0263)
Year ended 3/31/1998........................................       1.00          0.0295         (0.0295)
Year ended 3/31/1997........................................       1.00          0.0270         (0.0270)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
                                            OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                 NET ASSETS     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL     END OF PERIOD   AVERAGE NET     AVERAGE NET        AVERAGE NET
END OF PERIOD   RETURN++       (000)         ASSETS           ASSETS            ASSETS
-------------------------------------------------------------------------------------------
    $1.00         1.37%     $2,329,744        0.30%+           2.70%+            0.33%+
     1.00         3.89       2,383,067        0.30             3.80              0.33
     1.00         3.26       2,037,742        0.30             3.20              0.42
     1.00         3.17       2,132,148        0.30(a)          3.11              0.55(a)
     1.00         3.48       2,001,083        0.30(a)          3.43              0.56(a)
     1.00         3.29       1,184,313        0.30             3.25              0.55
    $1.00         1.24%     $    4,491        0.55%+           2.45%+            0.58%+
     1.00         3.63           3,120        0.55             3.55              0.58
     1.00         3.00           6,835        0.55             2.95              0.67
     1.00         2.91          10,236        0.55(a)          2.86              0.80(a)
     1.00         3.22           8,726        0.55(a)          3.18              0.81(a)
     1.00         3.04          13,151        0.55             3.00              0.80
    $1.00         1.19%     $   68,428        0.65%+           2.35%+            0.68%+
     1.00         3.53          51,705        0.65             3.45              0.68
     1.00         2.90          43,934        0.65             2.85              0.77
     1.00         2.81          53,693        0.65(a)          2.76              0.90(a)
     1.00         3.20         171,786        0.58(a)          3.15              0.84(a)
     1.00         3.04         145,337        0.55             3.00              0.80
    $1.00         1.24%     $  229,825        0.55%+           2.45%+            0.68%+
     1.00         3.63         239,923        0.55             3.55              0.68
     1.00         3.02         204,150        0.53             2.97              0.75
     1.00         2.97         259,469        0.50(a)          2.91              0.90(a)
     1.00         3.30         249,819        0.50(a)          3.23              0.76(a)
     1.00         3.11         228,601        0.50             3.05              0.75
    $1.00         1.24%     $    1,230        0.55%+           2.45%+            0.58%+
     1.00         3.63             290        0.55             3.55              0.58
     1.00         3.00             326        0.55             2.95              0.67
     1.00         2.91             218        0.55(a)          2.86              0.80(a)
     1.00         3.26          67,511        0.48(a)          3.25              0.74(a)
     1.00         3.15          62,761        0.45             3.10              0.70
    $1.00         1.11%     $   90,733        0.80%+           2.20%+            1.03%+
     1.00         3.38          93,290        0.80             3.30              1.03
     1.00         2.74         128,386        0.80             2.70              1.12
     1.00         2.66         333,210        0.80(a)          2.61              1.25(a)
     1.00         2.98          12,541        0.80(a)          2.93              1.06(a)
     1.00         2.73           2,334        0.80             2.75              1.05

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, the Trust offered thirty-three separate portfolios and the Company offered four separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company: Prime Fund, Treasury Fund, Government Money Market Fund and Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of a Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees/ Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Fund's investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 2001, the Treasury Fund had no reverse repurchase agreements outstanding. The average daily balance of reverse repurchase agreements outstanding for the Treasury Fund during the six months ended September 30, 2001 was $383,624,038. Prime Fund, Government Money Market Fund and Tax Exempt Fund did not enter into any reverse repurchase agreements during the six months ended September 30, 2001.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the six months ended September 30, 2001, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $257,406 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Fund's custodian. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets.

Each of the Trust and the Company has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to agreements with BA Advisors. For the six months ended September 30, 2001, Stephens and BA Advisors earned 0.08% and 0.01%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

BNY serves as the custodian of the Trust's and the Company's assets. For the six months ended September 30, 2001, expenses of the Prime, Treasury and Government Money Market Funds were reduced by $9,986 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2001, Bank of America earned approximately $17,441 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2001, the Funds were informed that the distributor received $246,973 in contingent deferred sales charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust and the Company for serving as Trustee/Director or Officer of the Trust and the Company.

The Trust's and the Company's eligible Trustees/ Directors, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Daily Shares of each Fund and shareholder servicing plans for the Primary B and the Investor C Shares of each Fund and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT
                                        RATE
                                     (AFTER FEE    PLAN
                                      WAIVERS)     LIMIT
                                     -------------------
Primary B, Investor A, Investor B,
  Investor C, Daily and Marsico
  Shareholder Servicing Plans......    0.25%       0.25%
Investor A Distribution Plan.......    0.10%       0.10%
Investor B Distribution Plan.......    0.00%       0.10%
Daily Distribution Plan............    0.25%       0.45%

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 330,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees/Directors.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

PRIME

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/01    PER UNIT   9/30/01     ASSETS      9/30/01
SECURITY                                                    DATE         (000)     9/30/01     (000)     9/30/01       (000)
-------------------------------------------------------------------------------------------------------------------------------
Anchor National Life Insurance Company:
  3.380%+ 10/01/01++...................................   01/01/99      $50,000     $1.00     $50,000      0.9%       $50,000
  3.850%+ 10/01/01++...................................   12/01/98       25,000      1.00      25,000      0.4         25,000
Goldman Sachs Group, Inc.:
  4.130% 02/04/02......................................   05/10/01       75,000      1.00      75,000      1.3         75,000
  4.050% 02/28/02......................................   06/05/01       20,000      1.00      20,000      0.3         20,000
Halifax plc,
  3.450% 02/21/02......................................   08/27/01       25,001      1.00      25,001      0.4         25,001
Sun America Life Insurance Company of America,
  3.880%+ 10/01/01++...................................   10/01/98       50,000      1.00      50,000      0.9         50,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.
++ Reset date.

TAX EXEMPT

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/01    PER UNIT   9/30/01     ASSETS      9/30/01
SECURITY                                                    DATE         (000)     9/30/01     (000)     9/30/01       (000)
-------------------------------------------------------------------------------------------------------------------------------
Bexar County, Texas Housing Finance Corporation
  Multi-Family Housing Revenue, (Villas at Sonteral
  Apartments Project) Series 1998PT-1041, AMT, (Merrill
  Lynch Guarantee, Merrill Lynch SBPA),
  2.580%** 06/01/35....................................   06/26/99      $10,190     $1.00     $10,190      0.4%       $10,190
Columbus, Georgia Hospital Authority Revenue,
  (St. Francis Hospital Inc. Project)
  Series 2000A, (Columbus Bank & Trust LOC),
  2.430%** 01/01/31....................................   12/21/00       20,500      1.00      20,500      0.8         20,500
Idaho Housing and Finance Association, Series
  1998PT-173, AMT, (Commerzbank AG SBPA),
  2.430%** 07/01/29....................................   10/19/00       21,990      1.00      21,990      0.8         21,990
Illinois Educational Facilities Authority Revenue,
  (Chicago Historical Society Project) Series 1985,
  (Northern Trust Company LOC),
  2.200%** 12/01/25....................................   11/09/98          700      1.00         700      0.0*           700
South Carolina Jobs Economic Development Authority
  Economic Development Revenue, (St. Francis Bon
  Secours Hospital Project) Series 2000PT-503, (Merrill
  Lynch Guarantee and SBPA),
  2.550%** 11/15/30....................................   09/20/01       25,000      1.00      25,000      0.9         25,000

---------------

 * Amount represents less than 0.01%.
** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

The Trust and the Company each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Funds under the Agreement were as follows:

                                       AVERAGE
                                       AMOUNT      AVERAGE
                                     OUTSTANDING   INTEREST
                                        (000)        RATE
FUND                                 ----------------------
Prime..............................      $29         4.91%

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                      2002     2003     2004     2005     2006     2007     2008     2009
                                                      (000)    (000)    (000)    (000)    (000)    (000)    (000)    (000)
--------------------------------------------------------------------------------------------------------------------------
Prime...............................................   $--      $ 5      $35     $436      $23      $--      $41
Treasury............................................    --       20       95       31       14        9       --

During the year ended March 31, 2001, the following Funds utilized capital losses as follows:

                                                              CAPITAL
                                                               LOSSES
                                                              UTILIZED
PORTFOLIO                                                      (000)
----------------------------------------------------------------------
Government Money Market.....................................    $ 60
Prime.......................................................     126
Treasury....................................................      22

8.  SUBSEQUENT EVENT

On October 10, 2001, the Board of Directors/Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor that is substantially identical to the fund shown in the right column of the following chart. The principal effect of this reorganization would be to convert the funds investment into an investment in a fund with the objective, principal investment strategies and risks of the newly created successor fund. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of a newly created successor to the fund shown in the right column of the chart below.

                             WILL BE REORGANIZED INTO A
FUND                         NEWLY CREATED SUCCESSOR TO:
--------------------------------------------------------
Prime......................  Cash Reserves
Treasury...................  Treasury Reserves
Government Money Market....  Government Reserves

On October 10, 2001, the Board of Trustees of Tax Exempt Fund (the "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at a special shareholder meeting that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of the Fund would be exchanged for shares of equal value of the newly created successor fund.

THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

MONEYSAR (9/01)